FINANCIAL STATEMENTS

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Years Ended December 31, 2021 and 2020

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Financial Statements

Years Ended December 31, 2021 and 2020

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Financial Life Insurance Company and the Contract Owners of ML of New York Variable Annuity Separate Account D

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of ML of New York Variable Annuity Separate Account D indicated in the table below as of December 31, 2021, and the related statements of operations and changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of ML of New York Variable Annuity Separate Account D as of December 31, 2021, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

AB Discovery Value Class A Shares (1)	Invesco Capital Appreciation Class A Shares (1)

AB International Value Class A Shares (1)	Invesco Charter Class A Shares (1)

AB Large Cap Growth Class A Shares (1)	Invesco Comstock Class A Shares (1)

AB Relative Value Class A Shares (1)	Invesco Discovery Mid Cap Growth Class A Shares (2)

AB Value Class A Shares (1)	Invesco Equity and Income Class A Shares (1)

American Funds - EuroPacific Growth Fund® Class F -1 Shares (1)	Invesco Fundamental Alternatives Class A Shares (1)

American Funds - Growth Fund of America® Class F -1 Shares (1)	Invesco Global Class A Shares (1)

American Funds - Income Fund of America® Class F -1 Shares (1)	Invesco Main Street Class A Shares (1)

American Funds - Investment Company of America® Class F -1 Shares (1)	Invesco Main Street Mid Cap Class A Shares (1)

American Funds - The Bond Fund of America® Class A Shares (1)	Invesco Value Opportunities Class A Shares (1)

American Funds - The Bond Fund of America® Class F -1 Shares (1)	Janus Henderson Enterprise Class A Shares (1)

American Funds - The Growth Fund of America® Class A Shares (1)	Janus Henderson Forty Class A Shares (1)

American Funds - The Income Fund of America® Class A Shares (1)	JPMorgan Small Cap Growth Class A Shares (1)

American Funds - The Investment Company of America® Class A Shares (1)	Lord Abbett Affiliated Class A Shares (1)

AMG Renaissance Large Cap Growth Class N Shares (1)	Lord Abbett Bond-Debenture Class A Shares (1)

BlackRock Advantage Global Investor A Shares (1)	Lord Abbett Mid Cap Stock Class A Shares (1)

BlackRock Advantage International Investor A Shares (1)	MFS® Growth Class A Shares (1)

BlackRock Advantage Large Cap Core Investor A Shares (1)	MFS® Mid Cap Growth Class A Shares (1)

BlackRock Advantage Large Cap Value Investor A Shares (1)	MFS® Research International Class A Shares (1)

BlackRock Advantage SMID Investor A Shares (1)	PIMCO CommodityRealReturn Strategy Class A Shares (1)

BlackRock Capital Appreciation Investor A Shares (1)	PIMCO Low Duration Class A Shares (1)

BlackRock Global Allocation Investor A Shares (1)	PIMCO Real Return Class A Shares (1)

BlackRock High Yield Bond Investor A Shares (1)	PIMCO Total Return Class A Shares (1)

BlackRock International Investor A Shares (1)	Pioneer Class A Shares (1)

BlackRock iShares MSCI EAFE International Index Investor A Shares (1)	Pioneer High Yield Class A Shares (1)

BlackRock iShares Russell 2000 Small-Cap Index Investor A Shares (1)	Pioneer Real Estate Shares Class A Shares (1)

BlackRock iShares S&P 500 Index Investor A Shares (1)	Pioneer Select Mid Cap Growth Class A Shares (1)

BlackRock Large Cap Focus Growth Investor A Shares (1)	Putnam Growth Opportunities Class A Shares (1)

BlackRock Large Cap Focus Value Investor A Shares (1)	Putnam International Equity Class A Shares (1)

BlackRock Low Duration Bond Investor A Shares (1)	Putnam Large Cap Value Class A Shares (1)

BlackRock Total Return Investor A Shares (1)	TA Aegon Sustainable Equity Income Service Class (1)

BlackRock U.S. Government Bond Investor A Shares (1)	TA Asset Allocation - Conservative Class A Shares (1)

BNY Mellon Appreciation Investor Shares (1)	TA Asset Allocation - Moderate Class A Shares (1)

Cohen & Steers Real Estate Securities Class A Shares (1)	TA Asset Allocation - Moderate Growth Class A Shares (1)

Columbia Large Cap Growth Opportunity Class A Shares (1)	TA BlackRock Government Money Market Initial Class (1)

Columbia Mid Cap Growth Class A Shares (1)	TA Bond Class A Shares (1)

Columbia Select Small Cap Value Class A Shares (1)	TA International Focus Initial Class (1)

Davis New York Venture Class A Shares (1)	TA JPMorgan Mid Cap Value Service Class (1)

Delaware Smid Cap Growth Class A Shares (1)	TA Morgan Stanley Capital Growth Service Class (1)

Eaton Vance Floating-Rate Class A Shares (1)	TA Multi-Managed Balanced Class A Shares (1)

Eaton Vance Large-Cap Value Class A Shares (1)	TA Small/Mid Cap Value Class A Shares (1)

Federated Hermes Equity Income Class A Shares (1)	TA Sustainable Equity Income Class A Shares (1)

Federated Hermes Kaufmann Class A Shares (1)	TA T. Rowe Price Small Cap Service Class (1)

Fidelity Advisor® Equity Growth Class A Shares (1)	TA TS&W International Equity Service Class (1)

Fidelity Advisor® Overseas Class A Shares (1)	TA US Growth Class A Shares (1)

Fidelity Advisor® Stock Selector Mid Cap Class A Shares (1)	TA WMC US Growth Service Class (1)

Franklin Templeton Growth Class A Shares (1)	Virtus AllianzGI Dividend Value Class A Shares (1)

Invesco American Franchise Fund Class A Shares (1)	Virtus AllianzGI Small-Cap Value Class A Shares (1)

(1)	Statements of operations and changes in net assets for the years ended December 31, 2021 and 2020

(2)	Statements of operations and changes in net assets for the year ended December 31, 2021 and the period April 17, 2020 (commencement of operations) through December 31, 2020

Basis for Opinions

These financial statements are the responsibility of the Transamerica Financial Life Insurance Company’s management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of ML of New York Variable Annuity Separate Account D based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of ML of New York Variable Annuity Separate Account D in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2021 by correspondence with the custodian, the transfer agents, or the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

April 20, 2022

We have served as the auditor of one or more of the subaccounts of ML of New York Variable Annuity Separate Account D since 2014.

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Statements of Assets and Liabilities

December 31, 2021

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values

AB Discovery Value Class A Shares	4,800.579	$101,003	$121,119	$-	$121,119	3,210	$37.259194	$39.915395
AB International Value Class A Shares	4,454.159	56,002	63,873	-	63,873	8,846	7.087280	7.519993
AB Large Cap Growth Class A Shares	3,475.054	165,865	306,952	5	306,957	3,424	89.658277	89.658277
AB Relative Value Class A Shares	42,735.060	233,752	282,051	-	282,051	5,942	47.465182	47.465182
AB Value Class A Shares	0.094	1	2	(2)	-	-	19.563044	20.958029
American Funds - EuroPacific Growth Fund® Class F -1 Shares	3,077.392	140,944	198,430	-	198,430	6,634	29.311348	31.401721
American Funds - Growth Fund of America® Class F -1 Shares	12,061.124	549,293	889,025	2	889,027	16,645	52.612397	56.364425
American Funds - Income Fund of America® Class F -1 Shares	7,585.800	148,962	195,486	3	195,489	7,262	26.666118	28.567766
American Funds - Investment Company of America® Class F -1 Shares	2,859.615	104,141	147,671	3	147,674	3,925	36.769343	39.391626
American Funds - The Bond Fund of America® Class A Shares	27,457.558	335,132	367,657	(63)	367,594	21,034	17.475938	17.475938
American Funds - The Bond Fund of America® Class F -1 Shares	9,697.913	120,522	129,855	(27)	129,828	9,415	13.586216	14.555079
American Funds - The Growth Fund of America® Class A Shares	47,843.280	2,237,936	3,554,756	111	3,554,867	45,203	78.642951	78.642951
American Funds - The Income Fund of America® Class A Shares	48,695.876	975,975	1,258,788	27	1,258,815	31,714	39.692840	39.692840
American Funds - The Investment Company of America® Class A Shares	36,860.882	1,385,734	1,909,394	(2)	1,909,392	35,881	53.214352	53.214352
AMG Renaissance Large Cap Growth Class N Shares	778.317	9,841	14,329	21	14,350	700	20.325403	20.688980
BlackRock Advantage Global Investor A Shares	905.909	19,134	21,914	(1)	21,913	602	35.166157	37.673174
BlackRock Advantage International Investor A Shares	-	-	-	-	-	-	19.446792	20.265058
BlackRock Advantage Large Cap Core Investor A Shares	8,211.169	131,574	167,426	(1)	167,425	4,036	40.119903	42.979659
BlackRock Advantage Large Cap Value Investor A Shares	6,816.818	147,567	209,413	-	209,413	7,002	29.781945	31.904948
BlackRock Advantage SMID Investor A Shares	21,901.589	591,970	561,338	(8)	561,330	10,506	32.423810	54.976320
BlackRock Capital Appreciation Investor A Shares	53,075.826	1,500,547	2,068,365	100	2,068,465	34,833	52.679607	68.250033
BlackRock Global Allocation Investor A Shares	160,501.108	3,127,207	3,338,423	(1)	3,338,422	99,746	26.115904	42.324873
BlackRock High Yield Bond Investor A Shares	67,117.779	511,914	526,203	(142)	526,061	31,606	16.417579	17.108358
BlackRock International Investor A Shares	2,066.761	32,389	44,642	-	44,642	2,476	17.814703	18.569977
BlackRock iShares MSCI EAFE International Index Investor A Shares	335.702	4,337	5,284	1	5,285	262	19.478820	20.867683
BlackRock iShares Russell 2000 Small-Cap Index Investor A Shares	-	-	-	-	-	-	34.464889	36.922038
BlackRock iShares S&P 500 Index Investor A Shares	2,240.906	678,965	1,255,602	11	1,255,613	40,052	30.515912	31.596551
BlackRock Large Cap Focus Growth Investor A Shares	11,546.374	56,461	80,363	(1)	80,362	4,666	17.158293	17.301135
BlackRock Large Cap Focus Value Investor A Shares	85,797.007	1,696,895	1,633,575	11	1,633,586	47,708	28.032383	43.090774
BlackRock Low Duration Bond Investor A Shares	-	-	-	-	-	-	10.121497	10.553762
BlackRock Total Return Investor A Shares	241,119.231	2,861,747	2,857,263	(141)	2,857,122	182,140	14.442235	16.462238
BlackRock U.S. Government Bond Investor A Shares	97,483.079	1,037,681	1,051,842	(118)	1,051,724	95,727	10.591960	11.044335
BNY Mellon Appreciation Investor Shares	7,728.049	256,829	371,642	(4)	371,638	8,984	40.402264	43.282545
Cohen & Steers Real Estate Securities Class A Shares	545.363	6,985	11,289	-	11,289	283	38.606563	41.358787
Columbia Large Cap Growth Opportunity Class A Shares	385.512	6,894	7,317	1	7,318	282	25.709669	26.247859
Columbia Mid Cap Growth Class A Shares	-	-	-	-	-	-	29.782021	31.086944
Columbia Select Small Cap Value Class A Shares	38,671.522	600,525	844,199	15	844,214	14,807	57.014144	57.014144
Davis New York Venture Class A Shares	40,053.581	1,209,858	1,157,548	(2)	1,157,546	27,367	30.171386	45.628760
Delaware Smid Cap Growth Class A Shares	4,854.646	116,289	146,125	10	146,135	2,629	54.239011	56.726552
Eaton Vance Floating-Rate Class A Shares	341.973	3,151	3,112	(54)	3,058	200	14.284614	15.303364
Eaton Vance Large-Cap Value Class A Shares	3,447.817	62,694	83,644	(2)	83,642	3,703	21.926934	23.265207

See accompanying notes	2

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Statements of Assets and Liabilities

December 31, 2021

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values

Federated Hermes Equity Income Class A Shares	2,164.283	$47,912	$52,073	$(88)	$51,985	2,784	$18.649235	$19.309764
Federated Hermes Kaufmann Class A Shares	31,560.559	178,199	210,825	(12)	210,813	4,488	46.376265	49.682854
Fidelity Advisor® Equity Growth Class A Shares	14,501.342	189,790	250,003	1	250,004	3,285	56.270541	76.097473
Fidelity Advisor® Overseas Class A Shares	29.853	666	1,010	(3)	1,007	27	37.841354	37.841354
Fidelity Advisor® Stock Selector Mid Cap Class A Shares	54.175	1,711	2,302	1	2,303	41	56.062231	56.062231
Franklin Templeton Growth Class A Shares	928.909	19,987	22,684	(2)	22,682	1,098	17.220685	26.352587
Invesco American Franchise Fund Class A Shares	897.196	17,153	22,573	10	22,583	716	31.541204	31.541204
Invesco Capital Appreciation Class A Shares	3,513.163	251,322	244,024	19	244,043	5,739	40.100899	42.959780
Invesco Charter Class A Shares	883.546	15,547	17,044	25	17,069	558	30.577190	30.577190
Invesco Comstock Class A Shares	60,062.152	1,360,983	1,780,843	(5)	1,780,838	46,520	30.618587	50.577758
Invesco Discovery Mid Cap Growth Class A Shares	7,081.677	160,677	214,079	-	214,079	11,819	18.113258	18.113258
Invesco Equity and Income Class A Shares	10,514.984	108,712	119,240	12	119,252	3,042	39.202566	39.202566
Invesco Fundamental Alternatives Class A Shares	1,092.319	26,332	29,209	(1)	29,208	1,712	17.062922	17.062922
Invesco Global Class A Shares	361.623	33,126	44,957	5	44,962	726	61.960170	61.960170
Invesco Main Street Class A Shares	3,815.228	185,853	217,163	-	217,163	4,574	38.046173	51.792613
Invesco Main Street Mid Cap Class A Shares	3,606.332	78,252	102,059	(5)	102,054	2,767	35.630176	38.170092
Invesco Value Opportunities Class A Shares	424.947	5,569	7,241	-	7,241	2,981	2.378373	2.481443
Janus Henderson Enterprise Class A Shares	8,088.220	917,774	1,229,086	(5)	1,229,081	20,302	59.387813	62.424025
Janus Henderson Forty Class A Shares	998.712	34,406	53,721	2	53,723	1,014	51.452979	54.592782
JPMorgan Small Cap Growth Class A Shares	539.794	9,443	11,179	-	11,179	256	42.393500	44.980951
Lord Abbett Affiliated Class A Shares	1,779.683	24,891	33,049	(1)	33,048	1,194	26.987437	28.911712
Lord Abbett Bond-Debenture Class A Shares	79,071.413	627,687	661,828	(134)	661,694	24,568	21.794714	30.233102
Lord Abbett Mid Cap Stock Class A Shares	19,857.643	462,183	682,110	(2)	682,108	18,576	26.834868	41.748433
MFS® Growth Class A Shares	4,720.412	439,400	850,382	1	850,383	16,462	51.657784	51.657784
MFS® Mid Cap Growth Class A Shares	33,116.294	529,552	1,023,956	42	1,023,998	15,949	64.204196	64.204196
MFS® Research International Class A Shares	22,764.370	386,534	556,361	7	556,368	15,674	35.495591	35.495591
PIMCO CommodityRealReturn Strategy Class A Shares	47,375.287	271,154	289,937	(2)	289,935	37,802	7.452567	7.984266
PIMCO Low Duration Class A Shares	127,843.224	1,259,673	1,252,864	(134)	1,252,730	107,073	11.456548	12.155711
PIMCO Real Return Class A Shares	68,965.992	784,368	849,661	(104)	849,557	54,464	15.245756	16.333050
PIMCO Total Return Class A Shares	319,858.821	3,319,751	3,284,950	(268)	3,284,682	187,663	16.136880	18.710532
Pioneer Class A Shares	628.828	19,326	23,770	3	23,773	544	42.224941	45.235037
Pioneer High Yield Class A Shares	832.222	8,006	8,031	(29)	8,002	383	20.169765	21.607992
Pioneer Real Estate Shares Class A Shares	468.130	6,929	8,319	(1)	8,318	325	24.906649	26.321204
Pioneer Select Mid Cap Growth Class A Shares	-	-	-	-	-	-	46.174217	48.519503
Putnam Growth Opportunities Class A Shares	427.659	12,456	25,065	(3)	25,062	857	29.260259	29.260259
Putnam International Equity Class A Shares	33,008.059	742,164	836,094	1	836,095	30,562	27.357504	27.357504
Putnam Large Cap Value Class A Shares	1,914.116	44,633	59,606	(1)	59,605	3,508	16.991545	16.991545
TA Aegon Sustainable Equity Income Service Class	10,297.389	222,335	217,687	(1)	217,686	17,281	12.415225	12.634635
TA Asset Allocation - Conservative Class A Shares	-	-	-	-	-	-	12.673577	12.917837
TA Asset Allocation - Moderate Class A Shares	-	-	-	-	-	-	13.370213	13.627854
TA Asset Allocation - Moderate Growth Class A Shares	-	-	-	-	-	-	14.405930	14.683542
TA BlackRock Government Money Market Initial Class	299,580.320	299,580	299,580	-	299,580	30,667	9.701247	9.782938
TA Bond Class A Shares	-	-	-	-	-	-	1.488482	1.562325

See accompanying notes.	3

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Statements of Assets and Liabilities

December 31, 2021

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values

TA International Focus Initial Class	423,040.401	$3,623,501	$4,556,145	$ (5)	$4,556,140	324,644	$13.913431	$14.159244
TA JPMorgan Mid Cap Value Service Class	6,888.916	104,752	133,025	-	133,025	9,160	14.301182	14.553843
TA Morgan Stanley Capital Growth Service Class	-	-	-	-	-	-	21.951214	22.142465
TA Multi-Managed Balanced Class A Shares	-	-	-	-	-	-	15.933768	16.240819
TA Small/Mid Cap Value Class A Shares	41,979.017	980,384	1,275,323	35	1,275,358	42,957	29.062952	30.713476
TA Sustainable Equity Income Class A Shares	324,518.608	2,743,486	2,664,298	-	2,664,298	165,388	15.837936	16.346724
TA T. Rowe Price Small Cap Service Class	5,498.636	78,728	95,621	-	95,621	5,451	17.417576	17.725317
TA TS&W International Equity Service Class	1,923.696	26,012	30,548	-	30,548	2,497	12.173310	12.388410
TA US Growth Class A Shares	51,168.611	1,094,201	1,479,796	4	1,479,800	36,464	40.034099	41.648783
TA WMC US Growth Service Class	-	-	-	-	-	-	23.398480	23.811784
Virtus AllianzGI Dividend Value Class A Shares	12,503.495	149,866	168,422	50	168,472	8,801	18.863827	20.015225
Virtus AllianzGI Small-Cap Value Class A Shares	18,211.146	329,506	279,541	1	279,542	6,810	29.484728	47.323385

See accompanying notes.	4

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	AB Discovery Value Class A Shares Subaccount	AB International Value Class A Shares Subaccount	AB Large Cap Growth Class A Shares Subaccount	AB Relative Value Class A Shares Subaccount	AB Value Class A Shares Subaccount

Net Assets as of December 31, 2019:	$102,759	$59,395	$186,220	$367,963	$-

Investment Income:
Reinvested Dividends	558	451	-	4,530	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,368	812	2,670	4,401	-

Net Investment Income (Loss)	(810)	(361)	(2,670)	129	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	6,824	-	-
Realized Gain (Loss) on Investments	(2,615)	(459)	1,824	(99)	-

Net Realized Capital Gains (Losses) on Investments	(2,615)	(459)	8,648	(99)	-
Net Change in Unrealized Appreciation (Depreciation)	6,632	3,231	53,767	11,416	-

Net Gain (Loss) on Investment	4,017	2,772	62,415	11,317	-

Net Increase (Decrease) in Net Assets Resulting from Operations	3,207	2,411	59,745	11,446	-

Increase (Decrease) in Net Assets from Contract Transactions	(2,657)	3,226	(2,140)	(4,187)	-

Total Increase (Decrease) in Net Assets	550	5,637	57,605	7,259	-

Net Assets as of December 31, 2020:	$103,309	$65,032	$243,825	$375,222	$-

Investment Income:
Reinvested Dividends	949	1,615	-	1,812	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,851	974	3,553	4,288	-

Net Investment Income (Loss)	(902)	641	(3,553)	(2,476)	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	9,611	-	23,260	24,980	-
Realized Gain (Loss) on Investments	2,266	423	3,089	39,258	-

Net Realized Capital Gains (Losses) on Investments	11,877	423	26,349	64,238	-
Net Change in Unrealized Appreciation (Depreciation)	21,617	4,503	42,629	23,908	-

Net Gain (Loss) on Investment	33,494	4,926	68,978	88,146	-

Net Increase (Decrease) in Net Assets Resulting from Operations	32,592	5,567	65,425	85,670	-

Increase (Decrease) in Net Assets from Contract Transactions	(14,782)	(6,726)	(2,293)	(178,841)	-

Total Increase (Decrease) in Net Assets	17,810	(1,159)	63,132	(93,171)	-

Net Assets as of December 31, 2021:	$121,119	$63,873	$306,957	$282,051	$-

See Accompanying Notes. (1) See Footnote 1	5

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	American Funds - EuroPacific Growth Fund® Class F -1 Shares Subaccount	American Funds - Growth Fund of America® Class F -1 Shares Subaccount	American Funds - Income Fund of America® Class F -1 Shares Subaccount	American Funds - Investment Company of America® Class F -1 Shares Subaccount

Net Assets as of December 31, 2019:	$262,802	$733,821	$241,500	$115,984

Investment Income:
Reinvested Dividends	390	1,736	6,647	1,707
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,773	11,912	3,308	1,691

Net Investment Income (Loss)	(3,383)	(10,176)	3,339	16

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	36,223	-	328
Realized Gain (Loss) on Investments	24,259	35,830	22,454	2,156

Net Realized Capital Gains (Losses) on Investments	24,259	72,053	22,454	2,484
Net Change in Unrealized Appreciation (Depreciation)	33,974	182,369	(21,197)	11,601

Net Gain (Loss) on Investment	58,233	254,422	1,257	14,085

Net Increase (Decrease) in Net Assets Resulting from Operations	54,850	244,246	4,596	14,101

Increase (Decrease) in Net Assets from Contract Transactions	(60,280)	(53,106)	(71,401)	(4,353)

Total Increase (Decrease) in Net Assets	(5,430)	191,140	(66,805)	9,748

Net Assets as of December 31, 2020:	$257,372	$924,961	$174,695	$125,732

Investment Income:
Reinvested Dividends	2,653	-	5,268	1,613
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,741	14,754	2,987	2,096

Net Investment Income (Loss)	(1,088)	(14,754)	2,281	(483)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	17,906	66,960	7,123	8,113
Realized Gain (Loss) on Investments	30,871	114,248	3,340	4,168

Net Realized Capital Gains (Losses) on Investments	48,777	181,208	10,463	12,281
Net Change in Unrealized Appreciation (Depreciation)	(42,106)	(12,220)	13,900	16,617

Net Gain (Loss) on Investment	6,671	168,988	24,363	28,898

Net Increase (Decrease) in Net Assets Resulting from Operations	5,583	154,234	26,644	28,415

Increase (Decrease) in Net Assets from Contract Transactions	(64,525)	(190,168)	(5,850)	(6,473)

Total Increase (Decrease) in Net Assets	(58,942)	(35,934)	20,794	21,942

Net Assets as of December 31, 2021:	$198,430	$889,027	$195,489	$147,674

See Accompanying Notes. (1) See Footnote 1	6

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	American Funds - The Bond Fund of America® Class A Shares Subaccount	American Funds - The Bond Fund of America® Class F -1 Shares Subaccount	American Funds - The Growth Fund of America® Class A Shares Subaccount	American Funds - The Income Fund of America® Class A Shares Subaccount

Net Assets as of December 31, 2019:	$499,374	$193,037	$2,888,326	$1,230,295

Investment Income:
Reinvested Dividends	9,436	3,580	8,907	37,809
Investment Expense:
Mortality and Expense Risk and Administrative Charges	6,569	3,049	39,295	14,603

Net Investment Income (Loss)	2,867	531	(30,388)	23,206

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	15,403	5,320	143,302	-
Realized Gain (Loss) on Investments	8,082	5,347	101,543	30,815

Net Realized Capital Gains (Losses) on Investments	23,485	10,667	244,845	30,815
Net Change in Unrealized Appreciation (Depreciation)	18,667	5,450	768,633	(19,485)

Net Gain (Loss) on Investment	42,152	16,117	1,013,478	11,330

Net Increase (Decrease) in Net Assets Resulting from Operations	45,019	16,648	983,090	34,536

Increase (Decrease) in Net Assets from Contract Transactions	(42,466)	(36,161)	(185,429)	(122,518)

Total Increase (Decrease) in Net Assets	2,553	(19,513)	797,661	(87,982)

Net Assets as of December 31, 2020:	$501,927	$173,524	$3,685,987	$1,142,313

Investment Income:
Reinvested Dividends	6,521	2,134	2,854	34,945
Investment Expense:
Mortality and Expense Risk and Administrative Charges	5,967	2,433	48,326	15,817

Net Investment Income (Loss)	554	(299)	(45,472)	19,128

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,281	793	265,679	45,742
Realized Gain (Loss) on Investments	19,331	4,719	413,607	25,997

Net Realized Capital Gains (Losses) on Investments	21,612	5,512	679,286	71,739
Net Change in Unrealized Appreciation (Depreciation)	(32,456)	(9,190)	(24,735)	87,215

Net Gain (Loss) on Investment	(10,844)	(3,678)	654,551	158,954

Net Increase (Decrease) in Net Assets Resulting from Operations	(10,290)	(3,977)	609,079	178,082

Increase (Decrease) in Net Assets from Contract Transactions	(124,043)	(39,719)	(740,199)	(61,580)

Total Increase (Decrease) in Net Assets	(134,333)	(43,696)	(131,120)	116,502

Net Assets as of December 31, 2021:	$367,594	$129,828	$3,554,867	$1,258,815

See Accompanying Notes. (1) See Footnote 1	7

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	American Funds - The Investment Company of America® Class A Shares Subaccount	AMG Renaissance Large Cap Growth Class N Shares Subaccount	BlackRock Advantage Global Investor A Shares Subaccount	BlackRock Advantage International Investor A Shares Subaccount	BlackRock Advantage Large Cap Core Investor A Shares Subaccount

Net Assets as of December 31, 2019:	$1,848,916	$12,511	$16,786	$-	$159,452

Investment Income:
Reinvested Dividends	28,063	12	224	-	1,210
Investment Expense:
Mortality and Expense Risk and Administrative Charges	22,971	171	235	-	1,958

Net Investment Income (Loss)	5,092	(159)	(11)	-	(748)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	5,131	573	467	-	5,159
Realized Gain (Loss) on Investments	21,587	64	(31)	-	12,716

Net Realized Capital Gains (Losses) on Investments	26,718	637	436	-	17,875
Net Change in Unrealized Appreciation (Depreciation)	192,015	2,030	1,886	-	1,945

Net Gain (Loss) on Investment	218,733	2,667	2,322	-	19,820

Net Increase (Decrease) in Net Assets Resulting from Operations	223,825	2,508	2,311	-	19,072

Increase (Decrease) in Net Assets from Contract Transactions	(84,440)	(2,512)	(100)	-	(38,504)

Total Increase (Decrease) in Net Assets	139,385	(4)	2,211	-	(19,432)

Net Assets as of December 31, 2020:	$1,988,301	$12,507	$18,997	$-	$140,020

Investment Income:
Reinvested Dividends	24,834	-	232	-	902
Investment Expense:
Mortality and Expense Risk and Administrative Charges	26,424	195	301	-	2,247

Net Investment Income (Loss)	(1,590)	(195)	(69)	-	(1,345)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	108,185	1,065	3,028	-	27,319
Realized Gain (Loss) on Investments	196,899	461	39	-	5,252

Net Realized Capital Gains (Losses) on Investments	305,084	1,526	3,067	-	32,571
Net Change in Unrealized Appreciation (Depreciation)	125,975	2,012	22	-	4,721

Net Gain (Loss) on Investment	431,059	3,538	3,089	-	37,292

Net Increase (Decrease) in Net Assets Resulting from Operations	429,469	3,343	3,020	-	35,947

Increase (Decrease) in Net Assets from Contract Transactions	(508,378)	(1,500)	(104)	-	(8,542)

Total Increase (Decrease) in Net Assets	(78,909)	1,843	2,916	-	27,405

Net Assets as of December 31, 2021:	$1,909,392	$14,350	$21,913	$-	$167,425

See Accompanying Notes. (1) See Footnote 1	8

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	BlackRock Advantage Large Cap Value Investor A Shares Subaccount	BlackRock Advantage SMID Investor A Shares Subaccount	BlackRock Capital Appreciation Investor A Shares Subaccount	BlackRock Global Allocation Investor A Shares Subaccount	BlackRock High Yield Bond Investor A Shares Subaccount

Net Assets as of December 31, 2019:	$167,426	$466,825	$2,094,614	$3,189,168	$573,501

Investment Income:
Reinvested Dividends	2,558	3,242	-	15,323	27,139
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,455	6,025	29,284	43,617	8,018

Net Investment Income (Loss)	103	(2,783)	(29,284)	(28,294)	19,121

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	21,326	117,285	234,056	-
Realized Gain (Loss) on Investments	2,311	7,685	151,726	(5,570)	(6,535)

Net Realized Capital Gains (Losses) on Investments	2,311	29,011	269,011	228,486	(6,535)
Net Change in Unrealized Appreciation (Depreciation)	1,272	55,705	428,518	374,148	6,678

Net Gain (Loss) on Investment	3,583	84,716	697,529	602,634	143

Net Increase (Decrease) in Net Assets Resulting from Operations	3,686	81,933	668,245	574,340	19,264

Increase (Decrease) in Net Assets from Contract Transactions	830	(12,399)	(555,812)	(172,505)	(12,409)

Total Increase (Decrease) in Net Assets	4,516	69,534	112,433	401,835	6,855

Net Assets as of December 31, 2020:	$171,942	$536,359	$2,207,047	$3,591,003	$580,356

Investment Income:
Reinvested Dividends	2,360	6,822	-	32,712	24,286
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,179	7,372	31,763	48,851	8,343

Net Investment Income (Loss)	(819)	(550)	(31,763)	(16,139)	15,943

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	30,560	178,832	271,066	297,239	1,835
Realized Gain (Loss) on Investments	4,559	16,134	284,702	26,646	(3,197)

Net Realized Capital Gains (Losses) on Investments	35,119	194,966	555,768	323,885	(1,362)
Net Change in Unrealized Appreciation (Depreciation)	7,394	(131,619)	(116,081)	(129,198)	6,634

Net Gain (Loss) on Investment	42,513	63,347	439,687	194,687	5,272

Net Increase (Decrease) in Net Assets Resulting from Operations	41,694	62,797	407,924	178,548	21,215

Increase (Decrease) in Net Assets from Contract Transactions	(4,223)	(37,826)	(546,506)	(431,129)	(75,510)

Total Increase (Decrease) in Net Assets	37,471	24,971	(138,582)	(252,581)	(54,295)

Net Assets as of December 31, 2021:	$209,413	$561,330	$2,068,465	$3,338,422	$526,061

See Accompanying Notes. (1) See Footnote 1	9

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	BlackRock International Investor A Shares Subaccount	BlackRock iShares MSCI EAFE International Index Investor A Shares Subaccount	BlackRock iShares Russell 2000 Small-Cap Index Investor A Shares Subaccount	BlackRock iShares S&P 500 Index Investor A Shares Subaccount	BlackRock Large Cap Focus Growth Investor A Shares Subaccount

Net Assets as of December 31, 2019:	$37,763	$5,110	$-	$1,324,733	$70,696

Investment Income:
Reinvested Dividends	79	87	-	16,028	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	559	66	-	14,839	1,012

Net Investment Income (Loss)	(480)	21	-	1,189	(1,012)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	1,232	443
Realized Gain (Loss) on Investments	1,761	(11)	-	254,471	3,032

Net Realized Capital Gains (Losses) on Investments	1,761	(11)	-	255,703	3,475
Net Change in Unrealized Appreciation (Depreciation)	6,358	252	-	(67,944)	23,175

Net Gain (Loss) on Investment	8,119	241	-	187,759	26,650

Net Increase (Decrease) in Net Assets Resulting from Operations	7,639	262	-	188,948	25,638

Increase (Decrease) in Net Assets from Contract Transactions	(3,549)	(284)	-	(486,874)	(20,132)

Total Increase (Decrease) in Net Assets	4,090	(22)	-	(297,926)	5,506

Net Assets as of December 31, 2020:	$41,853	$5,088	$-	$1,026,807	$76,202

Investment Income:
Reinvested Dividends	206	144	-	13,025	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	684	77	-	16,433	1,183

Net Investment Income (Loss)	(478)	67	-	(3,408)	(1,183)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,746	-	-	7,502	9,526
Realized Gain (Loss) on Investments	2,006	64	-	121,843	4,523

Net Realized Capital Gains (Losses) on Investments	4,752	64	-	129,345	14,049
Net Change in Unrealized Appreciation (Depreciation)	(1,095)	344	-	159,411	(1,354)

Net Gain (Loss) on Investment	3,657	408	-	288,756	12,695

Net Increase (Decrease) in Net Assets Resulting from Operations	3,179	475	-	285,348	11,512

Increase (Decrease) in Net Assets from Contract Transactions	(390)	(278)	-	(56,542)	(7,352)

Total Increase (Decrease) in Net Assets	2,789	197	-	228,806	4,160

Net Assets as of December 31, 2021:	$44,642	$5,285	$-	$1,255,613	$80,362

See Accompanying Notes. (1) See Footnote 1	10

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	BlackRock Large Cap Focus Value Investor A Shares Subaccount	BlackRock Low Duration Bond Investor A Shares Subaccount	BlackRock Total Return Investor A Shares Subaccount	BlackRock U.S. Government Bond Investor A Shares Subaccount	BNY Mellon Appreciation Investor Shares Subaccount

Net Assets as of December 31, 2019:	$1,583,170	$-	$3,010,880	$1,153,012	$338,995

Investment Income:
Reinvested Dividends	29,347	-	60,092	17,783	2,215
Investment Expense:
Mortality and Expense Risk and Administrative Charges	20,296	-	40,166	14,999	4,907

Net Investment Income (Loss)	9,051	-	19,926	2,784	(2,692)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	160,379	-	109,041	644	16,566
Realized Gain (Loss) on Investments	(75,338)	-	12,398	5,423	(2,371)

Net Realized Capital Gains (Losses) on Investments	85,041	-	121,439	6,067	14,195
Net Change in Unrealized Appreciation (Depreciation)	(32,866)	-	48,392	48,084	53,725

Net Gain (Loss) on Investment	52,175	-	169,831	54,151	67,920

Net Increase (Decrease) in Net Assets Resulting from Operations	61,226	-	189,757	56,935	65,228

Increase (Decrease) in Net Assets from Contract Transactions	(19,462)	-	(32,825)	32,176	(44,051)

Total Increase (Decrease) in Net Assets	41,764	-	156,932	89,111	21,177

Net Assets as of December 31, 2020:	$1,624,934	$-	$3,167,812	$1,242,123	$360,172

Investment Income:
Reinvested Dividends	19,264	-	50,559	13,653	1,338
Investment Expense:
Mortality and Expense Risk and Administrative Charges	23,637	-	41,591	14,585	5,665

Net Investment Income (Loss)	(4,373)	-	8,968	(932)	(4,327)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	264,577	-	14,012	-	13,665
Realized Gain (Loss) on Investments	(75,871)	-	4,744	7,891	25,360

Net Realized Capital Gains (Losses) on Investments	188,706	-	18,756	7,891	39,025
Net Change in Unrealized Appreciation (Depreciation)	137,440	-	(98,967)	(40,185)	49,815

Net Gain (Loss) on Investment	326,146	-	(80,211)	(32,294)	88,840

Net Increase (Decrease) in Net Assets Resulting from Operations	321,773	-	(71,243)	(33,226)	84,513

Increase (Decrease) in Net Assets from Contract Transactions	(313,121)	-	(239,447)	(157,173)	(73,047)

Total Increase (Decrease) in Net Assets	8,652	-	(310,690)	(190,399)	11,466

Net Assets as of December 31, 2021:	$1,633,586	$-	$2,857,122	$1,051,724	$371,638

See Accompanying Notes. (1) See Footnote 1	11

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	Cohen & Steers Real Estate Securities Class A Shares Subaccount	Columbia Large Cap Growth Opportunity Class A Shares Subaccount	Columbia Mid Cap Growth Class A Shares Subaccount	Columbia Select Small Cap Value Class A Shares Subaccount	Davis New York Venture Class A Shares Subaccount

Net Assets as of December 31, 2019:	$9,399	$6,894	$-	$803,975	$1,306,367

Investment Income:
Reinvested Dividends	256	-	-	153	6,609
Investment Expense:
Mortality and Expense Risk and Administrative Charges	118	100	-	10,069	15,921

Net Investment Income (Loss)	138	(100)	-	(9,916)	(9,312)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	205	952	-	55,881	67,938
Realized Gain (Loss) on Investments	184	630	-	(65,082)	(46,282)

Net Realized Capital Gains (Losses) on Investments	389	1,582	-	(9,201)	21,656
Net Change in Unrealized Appreciation (Depreciation)	(897)	857	-	139,002	109,034

Net Gain (Loss) on Investment	(508)	2,439	-	129,801	130,690

Net Increase (Decrease) in Net Assets Resulting from Operations	(370)	2,339	-	119,885	121,378

Increase (Decrease) in Net Assets from Contract Transactions	(513)	(2,017)	-	(86,221)	(96,955)

Total Increase (Decrease) in Net Assets	(883)	322	-	33,664	24,423

Net Assets as of December 31, 2020:	$8,516	$7,216	$-	$837,639	$1,330,790

Investment Income:
Reinvested Dividends	168	-	-	311	1,821
Investment Expense:
Mortality and Expense Risk and Administrative Charges	142	109	-	11,554	18,728

Net Investment Income (Loss)	26	(109)	-	(11,243)	(16,907)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	335	2,470	-	53,919	235,895
Realized Gain (Loss) on Investments	287	496	-	42,887	(3,016)

Net Realized Capital Gains (Losses) on Investments	622	2,966	-	96,806	232,879
Net Change in Unrealized Appreciation (Depreciation)	2,640	(1,642)	-	145,739	(58,934)

Net Gain (Loss) on Investment	3,262	1,324	-	242,545	173,945

Net Increase (Decrease) in Net Assets Resulting from Operations	3,288	1,215	-	231,302	157,038

Increase (Decrease) in Net Assets from Contract Transactions	(515)	(1,113)	-	(224,727)	(330,282)

Total Increase (Decrease) in Net Assets	2,773	102	-	6,575	(173,244)

Net Assets as of December 31, 2021:	$11,289	$7,318	$-	$844,214	$1,157,546

See Accompanying Notes. (1) See Footnote 1	12

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	Delaware Smid Cap Growth Class A Shares Subaccount	Eaton Vance Floating-Rate Class A Shares Subaccount	Eaton Vance Large-Cap Value Class A Shares Subaccount	Federated Hermes Equity Income Class A Shares Subaccount	Federated Hermes Kaufmann Class A Shares Subaccount

Net Assets as of December 31, 2019:	$94,869	$2,403	$73,400	$42,895	$188,554

Investment Income:
Reinvested Dividends	-	86	1,012	529	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,689	30	1,053	638	3,033

Net Investment Income (Loss)	(1,689)	56	(41)	(109)	(3,033)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	12,635	-	613	-	14,132
Realized Gain (Loss) on Investments	4,960	(14)	(1,803)	(256)	1,819

Net Realized Capital Gains (Losses) on Investments	17,595	(14)	(1,190)	(256)	15,951
Net Change in Unrealized Appreciation (Depreciation)	65,771	(21)	4,391	2,530	33,522

Net Gain (Loss) on Investment	83,366	(35)	3,201	2,274	49,473

Net Increase (Decrease) in Net Assets Resulting from Operations	81,677	21	3,160	2,165	46,440

Increase (Decrease) in Net Assets from Contract Transactions	(10,628)	139	4,282	(427)	(18,005)

Total Increase (Decrease) in Net Assets	71,049	160	7,442	1,738	28,435

Net Assets as of December 31, 2020:	$165,918	$2,563	$80,842	$44,633	$216,989

Investment Income:
Reinvested Dividends	-	91	865	440	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,279	37	1,240	814	3,431

Net Investment Income (Loss)	(2,279)	54	(375)	(374)	(3,431)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	36,382	-	5,109	6,940	18,781
Realized Gain (Loss) on Investments	3,619	(1)	3,228	231	5,114

Net Realized Capital Gains (Losses) on Investments	40,001	(1)	8,337	7,171	23,895
Net Change in Unrealized Appreciation (Depreciation)	(53,487)	24	9,453	1,613	(17,669)

Net Gain (Loss) on Investment	(13,486)	23	17,790	8,784	6,226

Net Increase (Decrease) in Net Assets Resulting from Operations	(15,765)	77	17,415	8,410	2,795

Increase (Decrease) in Net Assets from Contract Transactions	(4,018)	418	(14,615)	(1,058)	(8,971)

Total Increase (Decrease) in Net Assets	(19,783)	495	2,800	7,352	(6,176)

Net Assets as of December 31, 2021:	$146,135	$3,058	$83,642	$51,985	$210,813

See Accompanying Notes. (1) See Footnote 1	13

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	Fidelity Advisor® Equity Growth Class A Shares Subaccount	Fidelity Advisor® Overseas Class A Shares Subaccount	Fidelity Advisor® Stock Selector Mid Cap Class A Shares Subaccount	Franklin Templeton Growth Class A Shares Subaccount	Invesco American Franchise Fund Class A Shares Subaccount

Net Assets as of December 31, 2019:	$278,925	$10,936	$1,722	$27,743	$14,686

Investment Income:
Reinvested Dividends	-	-	17	286	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,858	138	20	346	215

Net Investment Income (Loss)	(3,858)	(138)	(3)	(60)	(215)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	37,419	-	26	-	1,655
Realized Gain (Loss) on Investments	16,396	65	6	132	105

Net Realized Capital Gains (Losses) on Investments	53,815	65	32	132	1,760
Net Change in Unrealized Appreciation (Depreciation)	54,980	1,520	164	1,291	4,361

Net Gain (Loss) on Investment	108,795	1,585	196	1,423	6,121

Net Increase (Decrease) in Net Assets Resulting from Operations	104,937	1,447	193	1,363	5,906

Increase (Decrease) in Net Assets from Contract Transactions	(46,566)	(5)	(8)	223	(63)

Total Increase (Decrease) in Net Assets	58,371	1,442	185	1,586	5,843

Net Assets as of December 31, 2020:	$337,296	$12,378	$1,907	$29,329	$20,529

Investment Income:
Reinvested Dividends	-	-	10	376	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	4,229	67	28	373	288

Net Investment Income (Loss)	(4,229)	(67)	(18)	3	(288)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	30,239	21	263	-	4,703
Realized Gain (Loss) on Investments	81,743	6,381	17	2,769	181

Net Realized Capital Gains (Losses) on Investments	111,982	6,402	280	2,769	4,884
Net Change in Unrealized Appreciation (Depreciation)	(39,940)	(5,537)	143	(1,527)	(2,462)

Net Gain (Loss) on Investment	72,042	865	423	1,242	2,422

Net Increase (Decrease) in Net Assets Resulting from Operations	67,813	798	405	1,245	2,134

Increase (Decrease) in Net Assets from Contract Transactions	(155,105)	(12,169)	(9)	(7,892)	(80)

Total Increase (Decrease) in Net Assets	(87,292)	(11,371)	396	(6,647)	2,054

Net Assets as of December 31, 2021:	$250,004	$1,007	$2,303	$22,682	$22,583

See Accompanying Notes. (1) See Footnote 1	14

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	Invesco Capital Appreciation Class A Shares Subaccount	Invesco Charter Class A Shares Subaccount	Invesco Comstock Class A Shares Subaccount	Invesco Discovery Mid Cap Growth Class A Shares Subaccount(1)	Invesco Equity and Income Class A Shares Subaccount

Net Assets as of December 31, 2019:	$53,167	$12,805	$1,712,990	$-	$232,905

Investment Income:
Reinvested Dividends	-	76	36,716	-	4,016
Investment Expense:
Mortality and Expense Risk and Administrative Charges	783	163	21,863	1,549	2,855

Net Investment Income (Loss)	(783)	(87)	14,853	(1,549)	1,161

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,975	252	-	6,762	3,257
Realized Gain (Loss) on Investments	2,234	(37)	23,414	4,107	527

Net Realized Capital Gains (Losses) on Investments	4,209	215	23,414	10,869	3,784
Net Change in Unrealized Appreciation (Depreciation)	13,430	1,401	(10,910)	57,317	15,209

Net Gain (Loss) on Investment	17,639	1,616	12,504	68,186	18,993

Net Increase (Decrease) in Net Assets Resulting from Operations	16,856	1,529	27,357	66,637	20,154

Increase (Decrease) in Net Assets from Contract Transactions	(6,414)	(53)	(21,503)	125,667	1,795

Total Increase (Decrease) in Net Assets	10,442	1,476	5,854	192,304	21,949

Net Assets as of December 31, 2020:	$63,609	$14,281	$1,718,844	$192,304	$254,854

Investment Income:
Reinvested Dividends	-	57	25,892	-	2,456
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,149	206	25,526	2,725	2,859

Net Investment Income (Loss)	(2,149)	(149)	366	(2,725)	(403)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	53,697	2,329	123,045	34,493	13,068
Realized Gain (Loss) on Investments	2,929	120	99,489	5,439	31,630

Net Realized Capital Gains (Losses) on Investments	56,626	2,449	222,534	39,932	44,698
Net Change in Unrealized Appreciation (Depreciation)	(23,732)	1,309	278,193	(3,915)	(5,988)

Net Gain (Loss) on Investment	32,894	3,758	500,727	36,017	38,710

Net Increase (Decrease) in Net Assets Resulting from Operations	30,745	3,609	501,093	33,292	38,307

Increase (Decrease) in Net Assets from Contract Transactions	149,689	(821)	(439,099)	(11,517)	(173,909)

Total Increase (Decrease) in Net Assets	180,434	2,788	61,994	21,775	(135,602)

Net Assets as of December 31, 2021:	$244,043	$17,069	$1,780,838	$214,079	$119,252

See Accompanying Notes. (1) See Footnote 1	15

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	Invesco Fundamental Alternatives Class A Shares Subaccount	Invesco Global Class A Shares Subaccount	Invesco Main Street Class A Shares Subaccount	Invesco Main Street Mid Cap Class A Shares Subaccount	Invesco Value Opportunities Class A Shares Subaccount

Net Assets as of December 31, 2019:	$29,046	$136,053	$172,283	$9,066	$5,298

Investment Income:
Reinvested Dividends	543	-	1,444	-	13
Investment Expense:
Mortality and Expense Risk and Administrative Charges	369	1,789	2,127	756	64

Net Investment Income (Loss)	174	(1,789)	(683)	(756)	(51)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	9,127	4,064	269	-
Realized Gain (Loss) on Investments	49	2,511	9,498	(177)	(15)

Net Realized Capital Gains (Losses) on Investments	49	11,638	13,562	92	(15)
Net Change in Unrealized Appreciation (Depreciation)	(182)	25,447	8,210	21,207	267

Net Gain (Loss) on Investment	(133)	37,085	21,772	21,299	252

Net Increase (Decrease) in Net Assets Resulting from Operations	41	35,296	21,089	20,543	201

Increase (Decrease) in Net Assets from Contract Transactions	(111)	(6,265)	(14,221)	58,870	(39)

Total Increase (Decrease) in Net Assets	(70)	29,031	6,868	79,413	162

Net Assets as of December 31, 2020:	$28,976	$165,084	$179,151	$88,479	$5,460

Investment Income:
Reinvested Dividends	815	-	1,224	207	40
Investment Expense:
Mortality and Expense Risk and Administrative Charges	379	1,785	2,680	1,416	97

Net Investment Income (Loss)	436	(1,785)	(1,456)	(1,209)	(57)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	3,012	33,870	16,026	545
Realized Gain (Loss) on Investments	62	45,604	5,858	1,048	38

Net Realized Capital Gains (Losses) on Investments	62	48,616	39,728	17,074	583
Net Change in Unrealized Appreciation (Depreciation)	(161)	(25,391)	7,050	2,650	1,307

Net Gain (Loss) on Investment	(99)	23,225	46,778	19,724	1,890

Net Increase (Decrease) in Net Assets Resulting from Operations	337	21,440	45,322	18,515	1,833

Increase (Decrease) in Net Assets from Contract Transactions	(105)	(141,562)	(7,310)	(4,940)	(52)

Total Increase (Decrease) in Net Assets	232	(120,122)	38,012	13,575	1,781

Net Assets as of December 31, 2021:	$29,208	$44,962	$217,163	$102,054	$7,241

See Accompanying Notes. (1) See Footnote 1	16

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	Janus Henderson Enterprise Class A Shares Subaccount	Janus Henderson Forty Class A Shares Subaccount	JPMorgan Small Cap Growth Class A Shares Subaccount	Lord Abbett Affiliated Class A Shares Subaccount	Lord Abbett Bond-Debenture Class A Shares Subaccount

Net Assets as of December 31, 2019:	$1,227,257	$44,036	$10,215	$28,290	$645,794

Investment Income:
Reinvested Dividends	-	78	7	517	24,649
Investment Expense:
Mortality and Expense Risk and Administrative Charges	17,489	632	157	366	8,643

Net Investment Income (Loss)	(17,489)	(554)	(150)	151	16,006

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	104,664	3,534	864	-	-
Realized Gain (Loss) on Investments	103,229	1,416	2,608	111	(418)

Net Realized Capital Gains (Losses) on Investments	207,893	4,950	3,472	111	(418)
Net Change in Unrealized Appreciation (Depreciation)	32,399	9,639	1,992	(1,048)	22,516

Net Gain (Loss) on Investment	240,292	14,589	5,464	(937)	22,098

Net Increase (Decrease) in Net Assets Resulting from Operations	222,803	14,035	5,314	(786)	38,104

Increase (Decrease) in Net Assets from Contract Transactions	(176,184)	(9,300)	(4,636)	(540)	(10,582)

Total Increase (Decrease) in Net Assets	46,619	4,735	678	(1,326)	27,522

Net Assets as of December 31, 2020:	$1,273,876	$48,771	$10,893	$26,964	$673,316

Investment Income:
Reinvested Dividends	8,774	231	-	461	22,284
Investment Expense:
Mortality and Expense Risk and Administrative Charges	18,813	774	166	453	9,211

Net Investment Income (Loss)	(10,039)	(543)	(166)	8	13,073

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	163,739	4,512	1,452	785	2,333
Realized Gain (Loss) on Investments	118,217	3,822	657	232	2,093

Net Realized Capital Gains (Losses) on Investments	281,956	8,334	2,109	1,017	4,426
Net Change in Unrealized Appreciation (Depreciation)	(91,746)	2,433	(2,687)	5,585	(5,128)

Net Gain (Loss) on Investment	190,210	10,767	(578)	6,602	(702)

Net Increase (Decrease) in Net Assets Resulting from Operations	180,171	10,224	(744)	6,610	12,371

Increase (Decrease) in Net Assets from Contract Transactions	(224,966)	(5,272)	1,030	(526)	(23,993)

Total Increase (Decrease) in Net Assets	(44,795)	4,952	286	6,084	(11,622)

Net Assets as of December 31, 2021:	$1,229,081	$53,723	$11,179	$33,048	$661,694

See Accompanying Notes. (1) See Footnote 1	17

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	Lord Abbett Mid Cap Stock Class A Shares Subaccount	MFS® Growth Class A Shares Subaccount	MFS® Mid Cap Growth Class A Shares Subaccount	MFS® Research International Class A Shares Subaccount	PIMCO CommodityRealReturn Strategy Class A Shares Subaccount

Net Assets as of December 31, 2019:	$748,435	$908,369	$977,344	$594,354	$289,424

Investment Income:
Reinvested Dividends	8,699	-	-	4,628	3,775
Investment Expense:
Mortality and Expense Risk and Administrative Charges	8,836	11,646	12,858	7,314	3,938

Net Investment Income (Loss)	(137)	(11,646)	(12,858)	(2,686)	(163)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	34,718	8,794	-	-
Realized Gain (Loss) on Investments	21,468	101,417	151,745	5,345	(29,994)

Net Realized Capital Gains (Losses) on Investments	21,468	136,135	160,539	5,345	(29,994)
Net Change in Unrealized Appreciation (Depreciation)	(12,805)	103,111	149,043	63,070	35,430

Net Gain (Loss) on Investment	8,663	239,246	309,582	68,415	5,436

Net Increase (Decrease) in Net Assets Resulting from Operations	8,526	227,600	296,724	65,729	5,273

Increase (Decrease) in Net Assets from Contract Transactions	(22,308)	(185,372)	(234,599)	(29,516)	4,557

Total Increase (Decrease) in Net Assets	(13,782)	42,228	62,125	36,213	9,830

Net Assets as of December 31, 2020:	$734,653	$950,597	$1,039,469	$630,567	$299,254

Investment Income:
Reinvested Dividends	4,895	-	-	5,839	66,182
Investment Expense:
Mortality and Expense Risk and Administrative Charges	10,537	12,078	13,660	7,842	4,560

Net Investment Income (Loss)	(5,642)	(12,078)	(13,660)	(2,003)	61,622

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	48,945	26,569	36,745	-	-
Realized Gain (Loss) on Investments	133,996	185,393	109,330	44,901	(10,481)

Net Realized Capital Gains (Losses) on Investments	182,941	211,962	146,075	44,901	(10,481)
Net Change in Unrealized Appreciation (Depreciation)	7,357	(12,630)	(7,247)	17,031	33,339

Net Gain (Loss) on Investment	190,298	199,332	138,828	61,932	22,858

Net Increase (Decrease) in Net Assets Resulting from Operations	184,656	187,254	125,168	59,929	84,480

Increase (Decrease) in Net Assets from Contract Transactions	(237,201)	(287,468)	(140,639)	(134,128)	(93,799)

Total Increase (Decrease) in Net Assets	(52,545)	(100,214)	(15,471)	(74,199)	(9,319)

Net Assets as of December 31, 2021:	$682,108	$850,383	$1,023,998	$556,368	$289,935

See Accompanying Notes. (1) See Footnote 1	18

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	PIMCO Low Duration Class A Shares Subaccount	PIMCO Real Return Class A Shares Subaccount	PIMCO Total Return Class A Shares Subaccount	Pioneer Class A Shares Subaccount	Pioneer High Yield Class A Shares Subaccount

Net Assets as of December 31, 2019:	$1,367,413	$921,270	$3,291,322	$18,573	$6,860

Investment Income:
Reinvested Dividends	19,537	19,197	69,801	93	352
Investment Expense:
Mortality and Expense Risk and Administrative Charges	18,671	12,898	45,374	267	96

Net Investment Income (Loss)	866	6,299	24,427	(174)	256

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	114,342	1,063	-
Realized Gain (Loss) on Investments	(15,024)	888	(13,347)	(305)	(97)

Net Realized Capital Gains (Losses) on Investments	(15,024)	888	100,995	758	(97)
Net Change in Unrealized Appreciation (Depreciation)	31,281	71,765	88,108	3,213	(31)

Net Gain (Loss) on Investment	16,257	72,653	189,103	3,971	(128)

Net Increase (Decrease) in Net Assets Resulting from Operations	17,123	78,952	213,530	3,797	128

Increase (Decrease) in Net Assets from Contract Transactions	1,883	(61,440)	24,298	(1,618)	433

Total Increase (Decrease) in Net Assets	19,006	17,512	237,828	2,179	561

Net Assets as of December 31, 2020:	$1,386,419	$938,782	$3,529,150	$20,752	$7,421

Investment Income:
Reinvested Dividends	7,064	41,947	66,770	27	332
Investment Expense:
Mortality and Expense Risk and Administrative Charges	19,634	13,538	47,924	332	113

Net Investment Income (Loss)	(12,570)	28,409	18,846	(305)	219

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	3,287	-
Realized Gain (Loss) on Investments	(3,997)	24,127	(15,780)	200	(40)

Net Realized Capital Gains (Losses) on Investments	(3,997)	24,127	(15,780)	3,487	(40)
Net Change in Unrealized Appreciation (Depreciation)	(15,407)	(20,259)	(90,420)	2,080	146

Net Gain (Loss) on Investment	(19,404)	3,868	(106,200)	5,567	106

Net Increase (Decrease) in Net Assets Resulting from Operations	(31,974)	32,277	(87,354)	5,262	325

Increase (Decrease) in Net Assets from Contract Transactions	(101,715)	(121,502)	(157,114)	(2,241)	256

Total Increase (Decrease) in Net Assets	(133,689)	(89,225)	(244,468)	3,021	581

Net Assets as of December 31, 2021:	$1,252,730	$849,557	$3,284,682	$23,773	$8,002

See Accompanying Notes. (1) See Footnote 1	19

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	Pioneer Real Estate Shares Class A Shares Subaccount	Pioneer Select Mid Cap Growth Class A Shares Subaccount	Putnam Growth Opportunities Class A Shares Subaccount	Putnam International Equity Class A Shares Subaccount	Putnam Large Cap Value Class A Shares Subaccount

Net Assets as of December 31, 2019:	$5,973	$-	$16,031	$866,836	$46,703

Investment Income:
Reinvested Dividends	107	-	-	10,077	700
Investment Expense:
Mortality and Expense Risk and Administrative Charges	86	-	238	10,554	557

Net Investment Income (Loss)	21	-	(238)	(477)	143

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	86	-	695	12,571	2,081
Realized Gain (Loss) on Investments	(149)	-	149	14,553	112

Net Realized Capital Gains (Losses) on Investments	(63)	-	844	27,124	2,193
Net Change in Unrealized Appreciation (Depreciation)	(312)	-	5,250	61,560	(174)

Net Gain (Loss) on Investment	(375)	-	6,094	88,684	2,019

Net Increase (Decrease) in Net Assets Resulting from Operations	(354)	-	5,856	88,207	2,162

Increase (Decrease) in Net Assets from Contract Transactions	1,490	-	(85)	(72,432)	(337)

Total Increase (Decrease) in Net Assets	1,136	-	5,771	15,775	1,825

Net Assets as of December 31, 2020:	$7,109	$-	$21,802	$882,611	$48,528

Investment Income:
Reinvested Dividends	80	-	-	11,510	659
Investment Expense:
Mortality and Expense Risk and Administrative Charges	111	-	304	11,674	724

Net Investment Income (Loss)	(31)	-	(304)	(164)	(65)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	229	-	2,085	89,272	3,337
Realized Gain (Loss) on Investments	(79)	-	905	42,043	470

Net Realized Capital Gains (Losses) on Investments	150	-	2,990	131,315	3,807
Net Change in Unrealized Appreciation (Depreciation)	2,429	-	1,798	(64,956)	8,401

Net Gain (Loss) on Investment	2,579	-	4,788	66,359	12,208

Net Increase (Decrease) in Net Assets Resulting from Operations	2,548	-	4,484	66,195	12,143

Increase (Decrease) in Net Assets from Contract Transactions	(1,339)	-	(1,224)	(112,711)	(1,066)

Total Increase (Decrease) in Net Assets	1,209	-	3,260	(46,516)	11,077

Net Assets as of December 31, 2021:	$8,318	$-	$25,062	$836,095	$59,605

See Accompanying Notes. (1) See Footnote 1	20

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	TA Aegon Sustainable Equity Income Service Class Subaccount	TA Asset Allocation - Conservative Class A Shares Subaccount	TA Asset Allocation - Moderate Class A Shares Subaccount	TA Asset Allocation - Moderate Growth Class A Shares Subaccount	TA BlackRock Government Money Market Initial Class Subaccount

Net Assets as of December 31, 2019:	$231,636	$-	$-	$93,893	$-

Investment Income:
Reinvested Dividends	4,661	-	-	-	737
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,260	-	-	455	2,519

Net Investment Income (Loss)	2,401	-	-	(455)	(1,782)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	20,790	-	-	-	-
Realized Gain (Loss) on Investments	(2,832)	-	-	(18,240)	-

Net Realized Capital Gains (Losses) on Investments	17,958	-	-	(18,240)	-
Net Change in Unrealized Appreciation (Depreciation)	(38,971)	-	-	12,983	-

Net Gain (Loss) on Investment	(21,013)	-	-	(5,257)	-

Net Increase (Decrease) in Net Assets Resulting from Operations	(18,612)	-	-	(5,712)	(1,782)

Increase (Decrease) in Net Assets from Contract Transactions	(29,904)	-	-	(88,181)	365,234

Total Increase (Decrease) in Net Assets	(48,516)	-	-	(93,893)	363,452

Net Assets as of December 31, 2020:	$183,120	$-	$-	$-	$363,452

Investment Income:
Reinvested Dividends	3,913	-	-	-	11
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,701	-	-	-	6,109

Net Investment Income (Loss)	1,212	-	-	-	(6,098)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-	-
Realized Gain (Loss) on Investments	(952)	-	-	-	-

Net Realized Capital Gains (Losses) on Investments	(952)	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	37,129	-	-	-	-

Net Gain (Loss) on Investment	36,177	-	-	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	37,389	-	-	-	(6,098)

Increase (Decrease) in Net Assets from Contract Transactions	(2,823)	-	-	-	(57,774)

Total Increase (Decrease) in Net Assets	34,566	-	-	-	(63,872)

Net Assets as of December 31, 2021:	$217,686	$-	$-	$-	$299,580

See Accompanying Notes. (1) See Footnote 1	21

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	TA Bond Class A Shares Subaccount	TA International Focus Initial Class Subaccount	TA JPMorgan Mid Cap Value Service Class Subaccount	TA Morgan Stanley Capital Growth Service Class Subaccount	TA Multi-Managed Balanced Class A Shares Subaccount

Net Assets as of December 31, 2019:	$-	$4,579,542	$134,265	$-	$-

Investment Income:
Reinvested Dividends	-	98,518	1,196	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	63,050	1,502	-	-

Net Investment Income (Loss)	-	35,468	(306)	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	4,523	-	-
Realized Gain (Loss) on Investments	-	(83,607)	(284)	-	-

Net Realized Capital Gains (Losses) on Investments	-	(83,607)	4,239	-	-
Net Change in Unrealized Appreciation (Depreciation)	-	888,640	(4,398)	-	-

Net Gain (Loss) on Investment	-	805,033	(159)	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	840,501	(465)	-	-

Increase (Decrease) in Net Assets from Contract Transactions	-	(653,701)	(459)	-	-

Total Increase (Decrease) in Net Assets	-	186,800	(924)	-	-

Net Assets as of December 31, 2020:	$-	$4,766,342	$133,341	$-	$-

Investment Income:
Reinvested Dividends	-	57,047	751	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	68,710	1,773	-	-

Net Investment Income (Loss)	-	(11,663)	(1,022)	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	2,038	-	-
Realized Gain (Loss) on Investments	-	101,966	5,878	-	-

Net Realized Capital Gains (Losses) on Investments	-	101,966	7,916	-	-
Net Change in Unrealized Appreciation (Depreciation)	-	336,159	27,075	-	-

Net Gain (Loss) on Investment	-	438,125	34,991	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	426,462	33,969	-	-

Increase (Decrease) in Net Assets from Contract Transactions	-	(636,664)	(34,285)	-	-

Total Increase (Decrease) in Net Assets	-	(210,202)	(316)	-	-

Net Assets as of December 31, 2021:	$-	$4,556,140	$133,025	$-	$-

See Accompanying Notes. (1) See Footnote 1	22

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	TA Small/Mid Cap Value Class A Shares Subaccount	TA Sustainable Equity Income Class A Shares Subaccount	TA T. Rowe Price Small Cap Service Class Subaccount	TA TS&W International Equity Service Class Subaccount	TA US Growth Class A Shares Subaccount

Net Assets as of December 31, 2019:	$1,279,571	$2,702,937	$150,169	$50,836	$1,458,170

Investment Income:
Reinvested Dividends	7,032	52,161	-	1,274	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	17,956	35,940	2,112	679	21,252

Net Investment Income (Loss)	(10,924)	16,221	(2,112)	595	(21,252)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	10,226	-	134,110
Realized Gain (Loss) on Investments	(42,061)	(152,964)	2,976	(17)	125,325

Net Realized Capital Gains (Losses) on Investments	(42,061)	(152,964)	13,202	(17)	259,435
Net Change in Unrealized Appreciation (Depreciation)	153,615	(6,129)	19,413	1,605	174,284

Net Gain (Loss) on Investment	111,554	(159,093)	32,615	1,588	433,719

Net Increase (Decrease) in Net Assets Resulting from Operations	100,630	(142,872)	30,503	2,183	412,467

Increase (Decrease) in Net Assets from Contract Transactions	(61,486)	229,333	(14,728)	(2,993)	(341,701)

Total Increase (Decrease) in Net Assets	39,144	86,461	15,775	(810)	70,766

Net Assets as of December 31, 2020:	$1,318,715	$2,789,398	$165,944	$50,026	$1,528,936

Investment Income:
Reinvested Dividends	710	30,956	-	869	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	19,799	40,052	2,158	706	23,093

Net Investment Income (Loss)	(19,089)	(9,096)	(2,158)	163	(23,093)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	127,552	383,918	17,481	-	182,399
Realized Gain (Loss) on Investments	85,808	(192,324)	18,755	3,797	176,462

Net Realized Capital Gains (Losses) on Investments	213,360	191,594	36,236	3,797	358,861
Net Change in Unrealized Appreciation (Depreciation)	117,980	339,846	(19,520)	1,612	(75,519)

Net Gain (Loss) on Investment	331,340	531,440	16,716	5,409	283,342

Net Increase (Decrease) in Net Assets Resulting from Operations	312,251	522,344	14,558	5,572	260,249

Increase (Decrease) in Net Assets from Contract Transactions	(355,608)	(647,444)	(84,881)	(25,050)	(309,385)

Total Increase (Decrease) in Net Assets	(43,357)	(125,100)	(70,323)	(19,478)	(49,136)

Net Assets as of December 31, 2021:	$1,275,358	$2,664,298	$95,621	$30,548	$1,479,800

See Accompanying Notes. (1) See Footnote 1	23

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	TA WMC US Growth Service Class Subaccount	Virtus AllianzGI Dividend Value Class A Shares Subaccount	Virtus AllianzGI Small-Cap Value Class A Shares Subaccount

Net Assets as of December 31, 2019:	$-	$181,546	$289,199

Investment Income:
Reinvested Dividends	-	2,789	4,243
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	2,416	2,966

Net Investment Income (Loss)	-	373	1,277

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	5	877
Realized Gain (Loss) on Investments	-	(11,428)	(31,455)

Net Realized Capital Gains (Losses) on Investments	-	(11,423)	(30,578)
Net Change in Unrealized Appreciation (Depreciation)	-	4,751	9,760

Net Gain (Loss) on Investment	-	(6,672)	(20,818)

Net Increase (Decrease) in Net Assets Resulting from Operations	-	(6,299)	(19,541)

Increase (Decrease) in Net Assets from Contract Transactions	-	(35,161)	(25,417)

Total Increase (Decrease) in Net Assets	-	(41,460)	(44,958)

Net Assets as of December 31, 2020:	$-	$140,086	$244,241

Investment Income:
Reinvested Dividends	-	2,086	2,895
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	2,389	3,651

Net Investment Income (Loss)	-	(303)	(756)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	8,072	19,089
Realized Gain (Loss) on Investments	-	(1,771)	(14,497)

Net Realized Capital Gains (Losses) on Investments	-	6,301	4,592
Net Change in Unrealized Appreciation (Depreciation)	-	30,288	50,399

Net Gain (Loss) on Investment	-	36,589	54,991

Net Increase (Decrease) in Net Assets Resulting from Operations	-	36,286	54,235

Increase (Decrease) in Net Assets from Contract Transactions	-	(7,900)	(18,934)

Total Increase (Decrease) in Net Assets	-	28,386	35,301

Net Assets as of December 31, 2021:	$-	$168,472	$279,542

See Accompanying Notes. (1) See Footnote 1	24

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2021

1. Organization

ML of New York Variable Annuity Separate Account D (the Separate Account) is a segregated investment account of Transamerica Financial Life Insurance Company (TFLIC), an indirect wholly owned subsidiary of Aegon N.V., a holding company organized under the laws of the Netherlands.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. TFLIC and the Separate Account are regulated by the Securities and Exchange Commission. The assets and liabilities of the Separate Account are clearly identified and distinguished from TFLIC’s other assets and liabilities. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of Merrill Lynch Investor Choice Annuity® NY and Merrill Lynch IRA Annuity® NY.

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
The AB Trust	The AB Trust
AB Discovery Value Class A Shares	AB Discovery Value Portfolio Class A Shares
AB International Value Class A Shares	AB International Value Portfolio Class A Shares
AB Large Cap Growth Class A Shares	AB Large Cap Growth Portfolio Class A Shares
AB Relative Value Class A Shares	AB Relative Value Portfolio Class A Shares
AB Value Class A Shares	AB Value Portfolio Class A Shares
American Funds	American Funds
American Funds - EuroPacific Growth Fund® Class F -1 Shares	American Funds - EuroPacific Growth Fund® Class F -1 Shares
American Funds - Growth Fund of America® Class F -1 Shares	American Funds - Growth Fund of America® Fund Class F -1 Shares
American Funds - Income Fund of America® Class F -1 Shares	American Funds - Income Fund of America® Fund Class F -1 Shares
American Funds - Investment Company of America® Class F -1 Shares	American Funds - Investment Company of America® Fund Class F -1 Shares
American Funds - The Bond Fund of America® Class A Shares	American Funds - The Bond Fund of America Fund® Class A Shares
American Funds - The Bond Fund of America® Class F -1 Shares	American Funds - The Bond Fund of America Fund® Class F -1 Shares
American Funds - The Growth Fund of America® Class A Shares	American Funds - The Growth Fund of America® Fund Class A Shares
American Funds - The Income Fund of America® Class A Shares	American Funds - The Income Fund of America® Fund Class A Shares
American Funds - The Investment Company of America® Class A Shares	American Funds - The Investment Company of America® Fund Class A Shares
The Managers Fund	The Managers Fund
AMG Renaissance Large Cap Growth Class N Shares	AMG Renaissance Large Cap Growth Fund Class N Shares
BlackRock Series, Inc.	BlackRock Funds, Inc.
BlackRock Advantage Global Investor A Shares	BlackRock Advantage Global Fund Investor A Shares
BlackRock Advantage International Investor A Shares	BlackRock Advantage International Fund Investor A Shares
BlackRock Advantage Large Cap Core Investor A Shares	BlackRock Advantage Large Cap Core Fund Investor A Shares
BlackRock Advantage Large Cap Value Investor A Shares	BlackRock Advantage Large Cap Value Fund Investor A Shares
BlackRock Advantage SMID Investor A Shares	BlackRock Advantage SMID Fund Investor A Shares
BlackRock Capital Appreciation Investor A Shares	BlackRock Capital Appreciation Fund Investor A Shares
BlackRock Global Allocation Investor A Shares	BlackRock Global Allocation Fund Investor A Shares
BlackRock High Yield Bond Investor A Shares	BlackRock High Yield Bond Fund Investor A Shares
BlackRock International Investor A Shares	BlackRock International Fund Investor A Shares
BlackRock iShares MSCI EAFE International Index Investor A Shares	BlackRock iShares MSCI EAFE International Index Fund Investor A Shares

25

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2021

1. Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
BlackRock Funds, Inc.	BlackRock Funds, Inc.
BlackRock iShares Russell 2000 Small-Cap Index Investor A Shares	BlackRock iShares Russell 2000 Small-Cap Index Fund Investor A Shares
BlackRock iShares S&P 500 Index Investor A Shares	BlackRock iShares S&P 500 Index Investor Fund A Shares
BlackRock Large Cap Focus Growth Investor A Shares	BlackRock Large Cap Focus Growth Fund Investor A Shares
BlackRock Large Cap Focus Value Investor A Shares	BlackRock Large Cap Focus Value Fund Investor A Shares
BlackRock Low Duration Bond Investor A Shares	BlackRock Low Duration Bond Fund Investor A Shares
BlackRock Total Return Investor A Shares	BlackRock Total Return Fund Investor A Shares
BlackRock U.S. Government Bond Investor A Shares	BlackRock U.S. Government Bond Fund Investor A Shares
BNY Mellon Funds	BNY Mellon Funds
BNY Mellon Appreciation Investor Shares	BNY Mellon Appreciation Fund Investor Shares
Cohen & Steers Capital Management, Inc.	Cohen & Steers Capital Management, Inc.
Cohen & Steers Real Estate Securities Class A Shares	Cohen & Steers Real Estate Securities Fund Class A Shares
Columbia Funds Series Trust	Columbia Funds Series Trust
Columbia Large Cap Growth Opportunity Class A Shares	Columbia Large Cap Growth Opportunity Fund Class A Shares
Columbia Mid Cap Growth Class A Shares	Columbia Mid Cap Growth Fund Class A Shares
Columbia Select Small Cap Value Class A Shares	Columbia Select Small Cap Value Class Fund A Shares
Davis New York Venture Fund, Inc.	Davis New York Venture Fund, Inc.
Davis New York Venture Class A Shares	Davis New York Venture Fund Class A Shares
Delaware Group Equity Funds IV	Delaware Group Equity Funds IV
Delaware Smid Cap Growth Class A Shares	Delaware Smid Cap Growth Fund Class A Shares
Eaton Vance Mutual Funds Trust	Eaton Vance Mutual Funds Trust
Eaton Vance Floating-Rate Class A Shares	Eaton Vance Floating-Rate Fund Class A Shares
Eaton Vance Special Investment Trust	Eaton Vance Special Investment Trust
Eaton Vance Large-Cap Value Class A Shares	Eaton Vance Large-Cap Value Fund Class A Shares
Federated Equity Funds	Federated Equity Funds
Federated Hermes Equity Income Class A Shares	Federated Hermes Equity Income Fund Class A Shares
Federated Hermes Kaufmann Class A Shares	Federated Hermes Kaufmann Fund Class A Shares
Fidelity Advisor Series	Fidelity Advisor Series
Fidelity Advisor® Equity Growth Class A Shares	Fidelity Advisor® Equity Growth Fund Class A Shares
Fidelity Advisor® Overseas Class A Shares	Fidelity Advisor® Overseas Fund Class A Shares
Fidelity Advisor® Stock Selector Mid Cap Class A Shares	Fidelity Advisor® Stock Selector Mid Cap Fund Class A Shares
Templeton Growth Funds, Inc.	Templeton Growth Funds, Inc.
Franklin Templeton Growth Class A Shares	Franklin Templeton Growth Fund Class A Shares
AIM Series Trust (Invesco Series Trust)	AIM Series Trust (Invesco Series Trust)
Invesco American Franchise Fund Class A Shares	Invesco American Franchise Fund Class A Shares
Invesco Capital Appreciation Class A Shares	Invesco Capital Appreciation Fund Class A Shares
Invesco Charter Class A Shares	Invesco Charter Fund Class A Shares
Invesco Comstock Class A Shares	Invesco Comstock Fund Class A Shares
Invesco Discovery Mid Cap Growth Class A Shares	Invesco Discovery Mid Cap Growth Class A Shares
Invesco Equity and Income Class A Shares	Invesco Equity and Income Fund Class A Shares
Invesco Fundamental Alternatives Class A Shares	Invesco Fundamental Alternatives Fund Class A Shares
Invesco Global Class A Shares	Invesco Global Fund Class A Shares
Invesco Main Street Class A Shares	Invesco Main Street Fund Class A Shares
Invesco Main Street Mid Cap Class A Shares	Invesco Main Street Mid Cap Fund Class A Shares

26

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2021

1. Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
AIM Series Trust (Invesco Series Trust)	AIM Series Trust (Invesco Series Trust)
Invesco Value Opportunities Class A Shares	Invesco Value Opportunities Fund Class A Shares
Janus Advisor Series	Janus Advisor Series
Janus Henderson Enterprise Class A Shares	Janus Henderson Enterprise Portfolio Class A Shares
Janus Henderson Forty Class A Shares	Janus Henderson Forty Portfolio Class A Shares
JPMorgan Trust II	JPMorgan Trust II
JPMorgan Small Cap Growth Class A Shares	JPMorgan Small Cap Growth Fund Class A Shares
Lord Abbett Funds, Inc.	Lord Abbett Funds, Inc.
Lord Abbett Affiliated Class A Shares	Lord Abbett Affiliated Class A Shares
Lord Abbett Bond-Debenture Class A Shares	Lord Abbett Bond-Debenture Class A Shares
Lord Abbett Mid Cap Stock Class A Shares	Lord Abbett Mid Cap Stock Class A Shares
MFS Series Trust	MFS Series Trust
MFS® Growth Class A Shares	MFS® Growth Fund Class A Shares
MFS® Mid Cap Growth Class A Shares	MFS® Mid Cap Growth Fund Class A Shares
MFS® Research International Class A Shares	MFS® Research International Fund Class A Shares
PIMCO Funds	PIMCO Funds
PIMCO CommodityRealReturn Strategy Class A Shares	PIMCO CommodityRealReturn Strategy Fund Class A Shares
PIMCO Low Duration Class A Shares	PIMCO Low Duration Fund Class A Shares
PIMCO Real Return Class A Shares	PIMCO Real Return Fund Class A Shares
PIMCO Total Return Class A Shares	PIMCO Total Return Fund Class A Shares
Pioneer Funds	Pioneer Funds
Pioneer Class A Shares	Pioneer Class A Shares
Pioneer High Yield Class A Shares	Pioneer High Yield Class A Shares
Pioneer Real Estate Shares Class A Shares	Pioneer Real Estate Shares Class A Shares
Pioneer Select Mid Cap Growth Class A Shares	Pioneer Select Mid Cap Growth Class A Shares
Putnam Funds	Putnam Funds
Putnam Growth Opportunities Class A Shares	Putnam Growth Opportunities Class A Shares
Putnam International Equity Class A Shares	Putnam International Equity Class A Shares
Putnam Large Cap Value Class A Shares	Putnam Large Cap Value Class A Shares
Transamerica Funds	Transamerica Funds
TA Aegon Sustainable Equity Income Service Class	Transamerica Aegon Sustainable Equity Income VP Service Class
TA Asset Allocation - Conservative Class A Shares	Transamerica Asset Allocation - Conservative Class A Shares
TA Asset Allocation - Moderate Class A Shares	Transamerica Asset Allocation - Moderate Class A Shares
TA Asset Allocation - Moderate Growth Class A Shares	Transamerica Asset Allocation - Moderate Growth Class A Shares
TA BlackRock Government Money Market Initial Class	Transamerica BlackRock Government Money Market VP Initial Class
TA Bond Class A Shares	Transamerica Bond Class A Shares
TA International Focus Initial Class	Transamerica International Focus VP Initial Class
TA JPMorgan Mid Cap Value Service Class	Transamerica JPMorgan Mid Cap Value VP Service Class
TA Morgan Stanley Capital Growth Service Class	Transamerica Morgan Stanley Capital Growth VP Service Class
TA Multi-Managed Balanced Class A Shares	Transamerica Multi-Managed Balanced Class A Shares
TA Small/Mid Cap Value Class A Shares	Transamerica Small/Mid Cap Value Class A Shares
TA Sustainable Equity Income Class A Shares	Transamerica Sustainable Equity Income VP Class A Shares
TA T. Rowe Price Small Cap Service Class	Transamerica T. Rowe Price Small Cap VP Service Class
TA TS&W International Equity Service Class	Transamerica TS&W International Equity VP Service Class
TA US Growth Class A Shares	Transamerica US Growth Class A Shares

27

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2021

1. Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
Transamerica Funds	Transamerica Funds
TA WMC US Growth Service Class	Transamerica WMC US Growth VP Service Class
Virtus Funds	Virtus Funds
Virtus AllianzGI Dividend Value Class A Shares	AllianzGI Dividend Value Fund Class A Shares
Virtus AllianzGI Small-Cap Value Class A Shares	AllianzGI Small-Cap Value Fund Class A Shares

Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date
Invesco Discovery Mid Cap Growth Class A Shares	April 17, 2020
BlackRock Large Cap Focus Growth Investor A Shares	December 6, 2019
TA BlackRock Government Money Market Initial Class	November 29, 2019
TA Morgan Stanley Capital Growth Service Class	November 1, 2019
TA Aegon Sustainable Equity Income Service Class	August 18, 2017
TA International Focus Initial Class	August 18, 2017
TA JPMorgan Mid Cap Value Service Class	August 18, 2017
TA T. Rowe Price Small Cap Service Class	August 18, 2017
TA TS&W International Equity Service Class	August 18, 2017
TA WMC US Growth Service Class	August 18, 2017
AMG Renaissance Large Cap Growth Class N Shares	July 31, 2017
Putnam Large Cap Value Class A Shares	May 11, 2017
TA Asset Allocation - Conservative Class A Shares	March 27, 2017
TA Asset Allocation - Moderate Class A Shares	March 27, 2017
TA Asset Allocation - Moderate Growth Class A Shares	March 27, 2017
TA Multi-Managed Balanced Class A Shares	March 27, 2017

The following subaccount name changes were made effective during the fiscal year ended December 31, 2021:

Subaccount	Formerly
BlackRock Advantage SMID Investor A Shares	BlackRock Advantage U.S. Total Market Investor A Shares
BlackRock Large Cap Focus Value Investor A Shares	BlackRock Basic Value Investor A Shares
Putnam Large Cap Value Class A Shares	Putnam Equity Income Class A Shares
TA International Focus Initial Class	TA International Growth Initial Class
Virtus AllianzGI Dividend Value Class A Shares	AllianzGI Dividend Value Class A Shares
Virtus AllianzGI Small-Cap Value Class A Shares	AllianzGI Small-Cap Value Class A Shares

28

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2021

2. Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2021.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets

b) Quoted prices for identical or similar assets or liabilities in non-active markets

c) Inputs other than quoted market prices that are observable

d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.

There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2021.

29

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2021

3. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2021 were as follows:

Subaccount	Purchases	Sales
AB Discovery Value Class A Shares	$10,800	$16,873
AB International Value Class A Shares	2,528	8,615
AB Large Cap Growth Class A Shares	23,261	5,848
AB Relative Value Class A Shares	27,933	184,270
AB Value Class A Shares	-	-
American Funds - EuroPacific Growth Fund® Class F -1 Shares	20,559	68,265
American Funds - Growth Fund of America® Class F -1 Shares	66,960	204,922
American Funds - Income Fund of America® Class F -1 Shares	12,391	8,838
American Funds - Investment Company of America® Class F -1 Shares	9,726	8,570
American Funds - The Bond Fund of America® Class A Shares	8,802	130,011
American Funds - The Bond Fund of America® Class F -1 Shares	2,928	42,152
American Funds - The Growth Fund of America® Class A Shares	268,533	788,541
American Funds - The Income Fund of America® Class A Shares	80,687	77,401
American Funds - The Investment Company of America® Class A Shares	133,018	534,801
AMG Renaissance Large Cap Growth Class N Shares	1,357	2,008
BlackRock Advantage Global Investor A Shares	3,259	405
BlackRock Advantage International Investor A Shares	-	-
BlackRock Advantage Large Cap Core Investor A Shares	28,363	10,931
BlackRock Advantage Large Cap Value Investor A Shares	33,359	7,840
BlackRock Advantage SMID Investor A Shares	186,216	45,759
BlackRock Capital Appreciation Investor A Shares	342,825	650,045
BlackRock Global Allocation Investor A Shares	405,801	555,829
BlackRock High Yield Bond Investor A Shares	72,054	129,766
BlackRock International Investor A Shares	6,648	4,770
BlackRock iShares MSCI EAFE International Index Investor A Shares	144	355
BlackRock iShares Russell 2000 Small-Cap Index Investor A Shares	-	-
BlackRock iShares S&P 500 Index Investor A Shares	176,053	228,508
BlackRock Large Cap Focus Growth Investor A Shares	13,218	12,226
BlackRock Large Cap Focus Value Investor A Shares	328,670	381,587
BlackRock Low Duration Bond Investor A Shares	-	-
BlackRock Total Return Investor A Shares	405,494	621,953
BlackRock U.S. Government Bond Investor A Shares	110,720	268,821
BNY Mellon Appreciation Investor Shares	18,404	82,112
Cohen & Steers Real Estate Securities Class A Shares	502	655
Columbia Large Cap Growth Opportunity Class A Shares	2,576	1,329
Columbia Mid Cap Growth Class A Shares	-	-

30

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2021

3. Investments (continued)

Subaccount	Purchases	Sales
Columbia Select Small Cap Value Class A Shares	$62,449	$244,504
Davis New York Venture Class A Shares	266,988	378,280
Delaware Smid Cap Growth Class A Shares	38,493	8,406
Eaton Vance Floating-Rate Class A Shares	533	60
Eaton Vance Large-Cap Value Class A Shares	8,352	18,233
Federated Hermes Equity Income Class A Shares	7,438	1,917
Federated Hermes Kaufmann Class A Shares	28,476	22,097
Fidelity Advisor® Equity Growth Class A Shares	49,816	178,911
Fidelity Advisor® Overseas Class A Shares	21	12,235
Fidelity Advisor® Stock Selector Mid Cap Class A Shares	273	39
Franklin Templeton Growth Class A Shares	1,090	8,980
Invesco American Franchise Fund Class A Shares	4,703	369
Invesco Capital Appreciation Class A Shares	208,916	7,682
Invesco Charter Class A Shares	2,386	1,033
Invesco Comstock Class A Shares	165,012	480,699
Invesco Discovery Mid Cap Growth Class A Shares	34,771	14,520
Invesco Equity and Income Class A Shares	16,112	177,357
Invesco Fundamental Alternatives Class A Shares	815	484
Invesco Global Class A Shares	4,285	144,621
Invesco Main Street Class A Shares	35,095	9,991
Invesco Main Street Mid Cap Class A Shares	16,672	6,794
Invesco Value Opportunities Class A Shares	585	149
Janus Henderson Enterprise Class A Shares	202,003	273,272
Janus Henderson Forty Class A Shares	6,670	7,973
JPMorgan Small Cap Growth Class A Shares	3,650	1,334
Lord Abbett Affiliated Class A Shares	1,246	978
Lord Abbett Bond-Debenture Class A Shares	29,226	37,798
Lord Abbett Mid Cap Stock Class A Shares	54,792	248,688
MFS® Growth Class A Shares	45,150	318,128
MFS® Mid Cap Growth Class A Shares	68,576	186,135
MFS® Research International Class A Shares	7,362	143,494
PIMCO CommodityRealReturn Strategy Class A Shares	82,486	114,663
PIMCO Low Duration Class A Shares	201,239	315,525
PIMCO Real Return Class A Shares	128,570	221,636
PIMCO Total Return Class A Shares	408,073	546,317
Pioneer Class A Shares	4,089	3,349

31

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2021

3. Investments (continued)

Subaccount	Purchases	Sales
Pioneer High Yield Class A Shares	$1,127	$650
Pioneer Real Estate Shares Class A Shares	309	1,450
Pioneer Select Mid Cap Growth Class A Shares	-	-
Putnam Growth Opportunities Class A Shares	2,085	1,529
Putnam International Equity Class A Shares	123,751	147,354
Putnam Large Cap Value Class A Shares	3,996	1,790
TA Aegon Sustainable Equity Income Service Class	3,913	5,523
TA Asset Allocation - Conservative Class A Shares	-	-
TA Asset Allocation - Moderate Class A Shares	-	-
TA Asset Allocation - Moderate Growth Class A Shares	-	-
TA BlackRock Government Money Market Initial Class	1,275,742	1,339,614
TA Bond Class A Shares	-	-
TA International Focus Initial Class	260,694	909,021
TA JPMorgan Mid Cap Value Service Class	2,789	36,058
TA Morgan Stanley Capital Growth Service Class	-	-
TA Multi-Managed Balanced Class A Shares	-	-
TA Small/Mid Cap Value Class A Shares	174,454	421,634
TA Sustainable Equity Income Class A Shares	449,179	721,801
TA T. Rowe Price Small Cap Service Class	19,882	89,440
TA TS&W International Equity Service Class	1,169	26,056
TA US Growth Class A Shares	244,938	395,018
TA WMC US Growth Service Class	-	-
Virtus AllianzGI Dividend Value Class A Shares	10,555	10,697
Virtus AllianzGI Small-Cap Value Class A Shares	21,984	22,585

32

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Notes to Financial Statements

4. Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2021			Year Ended December 31, 2020
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
AB Discovery Value Class A Shares	7	(442)	(435)	314	(354)	(40)
AB International Value Class A Shares	126	(1,096)	(970)	1,444	(643)	801
AB Large Cap Growth Class A Shares	-	(28)	(28)	-	(36)	(36)
AB Relative Value Class A Shares	26	(4,024)	(3,998)	785	(738)	47
AB Value Class A Shares	-	-	-	-	-	-
American Funds - EuroPacific Growth Fund® Class F -1 Shares	-	(2,081)	(2,081)	11	(2,201)	(2,190)
American Funds - Growth Fund of America® Class F -1 Shares	-	(3,730)	(3,730)	12	(1,545)	(1,533)
American Funds - Income Fund of America® Class F -1 Shares	-	(228)	(228)	-	(3,129)	(3,129)
American Funds - Investment Company of America® Class F -1 Shares	-	(187)	(187)	13	(175)	(162)
American Funds - The Bond Fund of America® Class A Shares	-	(7,047)	(7,047)	-	(2,451)	(2,451)
American Funds - The Bond Fund of America® Class F -1 Shares	-	(2,882)	(2,882)	-	(2,568)	(2,568)
American Funds - The Growth Fund of America® Class A Shares	-	(10,008)	(10,008)	-	(3,640)	(3,640)
American Funds - The Income Fund of America® Class A Shares	-	(1,630)	(1,630)	-	(3,863)	(3,863)
American Funds - The Investment Company of America® Class A Shares	-	(10,228)	(10,228)	-	(2,348)	(2,348)
AMG Renaissance Large Cap Growth Class N Shares	19	(101)	(82)	58	(228)	(170)
BlackRock Advantage Global Investor A Shares	-	(3)	(3)	-	(4)	(4)
BlackRock Advantage International Investor A Shares	-	-	-	-	-	-
BlackRock Advantage Large Cap Core Investor A Shares	4	(236)	(232)	36	(1,493)	(1,457)
BlackRock Advantage Large Cap Value Investor A Shares	17	(168)	(151)	172	(118)	54
BlackRock Advantage SMID Investor A Shares	14	(745)	(731)	60	(374)	(314)
BlackRock Capital Appreciation Investor A Shares	1,493	(10,591)	(9,098)	340	(14,332)	(13,992)
BlackRock Global Allocation Investor A Shares	2,279	(13,087)	(10,808)	1,166	(7,894)	(6,728)
BlackRock High Yield Bond Investor A Shares	2,809	(7,387)	(4,578)	3,178	(4,151)	(973)
BlackRock International Investor A Shares	202	(218)	(16)	199	(397)	(198)
BlackRock iShares MSCI EAFE International Index Investor A Shares	-	(14)	(14)	-	(18)	(18)
BlackRock iShares Russell 2000 Small-Cap Index Investor A Shares	-	-	-	-	-	-
BlackRock iShares S&P 500 Index Investor A Shares	5,519	(6,930)	(1,411)	12,995	(33,768)	(20,773)

33

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2021			Year Ended December 31, 2020
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
BlackRock Large Cap Focus Growth Investor A Shares	247	(668)	(421)	-	(1,724)	(1,724)
BlackRock Large Cap Focus Value Investor A Shares	1,401	(10,985)	(9,584)	7,180	(6,491)	689
BlackRock Low Duration Bond Investor A Shares	-	-	-	-	-	-
BlackRock Total Return Investor A Shares	22,137	(36,885)	(14,748)	30,267	(34,054)	(3,787)
BlackRock U.S. Government Bond Investor A Shares	8,820	(22,995)	(14,175)	17,085	(14,329)	2,756
BNY Mellon Appreciation Investor Shares	93	(1,986)	(1,893)	192	(1,818)	(1,626)
Cohen & Steers Real Estate Securities Class A Shares	-	(15)	(15)	-	(19)	(19)
Columbia Large Cap Growth Opportunity Class A Shares	5	(49)	(44)	15	(120)	(105)
Columbia Mid Cap Growth Class A Shares	-	-	-	-	-	-
Columbia Select Small Cap Value Class A Shares	154	(4,369)	(4,215)	4,907	(5,632)	(725)
Davis New York Venture Class A Shares	705	(9,750)	(9,045)	1,152	(3,972)	(2,820)
Delaware Smid Cap Growth Class A Shares	37	(102)	(65)	3	(255)	(252)
Eaton Vance Floating-Rate Class A Shares	29	(1)	28	17	(8)	9
Eaton Vance Large-Cap Value Class A Shares	113	(795)	(682)	783	(411)	372
Federated Hermes Equity Income Class A Shares	3	(61)	(58)	56	(74)	(18)
Federated Hermes Kaufmann Class A Shares	213	(383)	(170)	65	(527)	(462)
Fidelity Advisor® Equity Growth Class A Shares	304	(2,388)	(2,084)	-	(917)	(917)
Fidelity Advisor® Overseas Class A Shares	-	(357)	(357)	-	-	-
Fidelity Advisor® Stock Selector Mid Cap Class A Shares	-	-	-	-	(1)	(1)
Franklin Templeton Growth Class A Shares	35	(331)	(296)	76	(59)	17
Invesco American Franchise Fund Class A Shares	-	(3)	(3)	-	(2)	(2)
Invesco Capital Appreciation Class A Shares	4,036	(145)	3,891	17	(244)	(227)
Invesco Charter Class A Shares	-	(29)	(29)	-	(3)	(3)
Invesco Comstock Class A Shares	553	(13,696)	(13,143)	10,952	(9,186)	1,766
Invesco Discovery Mid Cap Growth Class A Shares	18	(656)	(638)	13,871	(1,414)	12,457
Invesco Equity and Income Class A Shares	16	(4,547)	(4,531)	404	(344)	60
Invesco Fundamental Alternatives Class A Shares	-	(6)	(6)	-	(7)	(7)

34

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2021			Year Ended December 31, 2020
		Units Redeemed			Units Redeemed
		and Transferred	Net Increase		and Transferred	Net Increase
Subaccount	Units Purchased	to/from	(Decrease)	Units Purchased	to/from	(Decrease)
Invesco Global Class A Shares	21	(2,329)	(2,308)	55	(171)	(116)

Invesco Main Street Class A Shares	-	(163)	(163)	37	(409)	(372)
Invesco Main Street Mid Cap Class A Shares	13	(155)	(142)	2,617	(29)	2,588

Invesco Value Opportunities Class A Shares	-	(23)	(23)	-	(26)	(26)
Janus Henderson Enterprise Class A Shares	522	(4,431)	(3,909)	2,285	(5,630)	(3,345)

Janus Henderson Forty Class A Shares	42	(141)	(99)	-	(261)	(261)
JPMorgan Small Cap Growth Class A Shares	50	(25)	25	32	(141)	(109)

Lord Abbett Affiliated Class A Shares	-	(23)	(23)	-	(25)	(25)
Lord Abbett Bond-Debenture Class A Shares	173	(1,079)	(906)	202	(719)	(517)

Lord Abbett Mid Cap Stock Class A Shares	37	(7,735)	(7,698)	858	(1,792)	(934)
MFS® Growth Class A Shares	439	(6,380)	(5,941)	494	(5,836)	(5,342)

MFS® Mid Cap Growth Class A Shares	573	(2,801)	(2,228)	58	(4,711)	(4,653)
MFS® Research International Class A Shares	47	(3,942)	(3,895)	154	(1,140)	(986)

PIMCO CommodityRealReturn Strategy Class A Shares	2,129	(15,383)	(13,254)	9,360	(7,169)	2,191
PIMCO Low Duration Class A Shares	16,474	(24,694)	(8,220)	27,271	(27,492)	(221)

PIMCO Real Return Class A Shares	5,773	(13,518)	(7,745)	10,669	(15,594)	(4,925)
PIMCO Total Return Class A Shares	19,812	(28,528)	(8,716)	38,174	(37,501)	673

Pioneer Class A Shares	21	(75)	(54)	6	(62)	(56)
Pioneer High Yield Class A Shares	39	(26)	13	51	(29)	22

Pioneer Real Estate Shares Class A Shares	-	(60)	(60)	109	(21)	88
Pioneer Select Mid Cap Growth Class A Shares	-	-	-	-	-	-

Putnam Growth Opportunities Class A Shares	-	(44)	(44)	-	(4)	(4)
Putnam International Equity Class A Shares	841	(4,915)	(4,074)	1,079	(3,963)	(2,884)

Putnam Large Cap Value Class A Shares	-	(68)	(68)	35	(54)	(19)
TA Aegon Sustainable Equity Income Service Class	-	(239)	(239)	-	(2,691)	(2,691)

TA Asset Allocation - Conservative Class A Shares	-	-	-	-	-	-
TA Asset Allocation - Moderate Class A Shares	-	-	-	-	-	-

35

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2021			Year Ended December 31, 2020
		Units Redeemed			Units Redeemed
		and Transferred	Net Increase		and Transferred	Net Increase
Subaccount	Units Purchased	to/from	(Decrease)	Units Purchased	to/from	(Decrease)

TA Asset Allocation - Moderate Growth Class A Shares	-	-	-	-	(8,131)	(8,131)

TA BlackRock Government Money Market Initial Class	129,273	(135,309)	(6,036)	65,372	(28,669)	36,703

TA Bond Class A Shares	-	-	-	-	-	-

TA International Focus Initial Class	15,408	(61,640)	(46,232)	21,286	(75,033)	(53,747)

TA JPMorgan Mid Cap Value Service Class	-	(2,518)	(2,518)	-	(49)	(49)

TA Morgan Stanley Capital Growth Service Class	-	-	-	-	-	-

TA Multi-Managed Balanced Class A Shares	-	-	-	-	-	-

TA Small/Mid Cap Value Class A Shares	1,657	(14,263)	(12,606)	13,856	(13,144)	712

TA Sustainable Equity Income Class A Shares	2,293	(44,986)	(42,693)	46,854	(21,791)	25,063

TA T. Rowe Price Small Cap Service Class	144	(5,069)	(4,925)	359	(1,383)	(1,024)

TA TS&W International Equity Service Class	25	(2,094)	(2,069)	57	(341)	(284)

TA US Growth Class A Shares	1,757	(9,843)	(8,086)	483	(12,804)	(12,321)

TA WMC US Growth Service Class	-	-	-	-	-	-

Virtus AllianzGI Dividend Value Class A Shares	27	(481)	(454)	501	(2,733)	(2,232)

Virtus AllianzGI Small-Cap Value Class A Shares	-	(450)	(450)	8	(771)	(763)

36

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2021			Year Ended December 31, 2020
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
AB Discovery Value Class A Shares	$242	$(15,024)	$(14,782)	$5,615	$(8,272)	$(2,657)
AB International Value Class A Shares	926	(7,652)	(6,726)	7,251	(4,025)	3,226
AB Large Cap Growth Class A Shares	-	(2,293)	(2,293)	-	(2,140)	(2,140)
AB Relative Value Class A Shares	1,152	(179,993)	(178,841)	21,840	(26,027)	(4,187)
AB Value Class A Shares	-	-	-	-	-	-
American Funds - EuroPacific Growth Fund® Class F -1 Shares	-	(64,525)	(64,525)	250	(60,530)	(60,280)
American Funds - Growth Fund of America® Class F -1 Shares	-	(190,168)	(190,168)	411	(53,517)	(53,106)
American Funds - Income Fund of America® Class F -1 Shares	-	(5,850)	(5,850)	-	(71,401)	(71,401)
American Funds - Investment Company of America® Class F -1 Shares	-	(6,473)	(6,473)	343	(4,696)	(4,353)
American Funds - The Bond Fund of America® Class A Shares	-	(124,043)	(124,043)	-	(42,466)	(42,466)
American Funds - The Bond Fund of America® Class F -1 Shares	-	(39,719)	(39,719)	-	(36,161)	(36,161)
American Funds - The Growth Fund of America® Class A Shares	-	(740,199)	(740,199)	-	(185,429)	(185,429)
American Funds - The Income Fund of America® Class A Shares	-	(61,580)	(61,580)	-	(122,518)	(122,518)
American Funds - The Investment Company of America® Class A Shares	-	(508,378)	(508,378)	-	(84,440)	(84,440)
AMG Renaissance Large Cap Growth Class N Shares	294	(1,794)	(1,500)	588	(3,100)	(2,512)
BlackRock Advantage Global Investor A Shares	-	(104)	(104)	-	(100)	(100)
BlackRock Advantage International Investor A Shares	-	-	-	-	-	-
BlackRock Advantage Large Cap Core Investor A Shares	148	(8,690)	(8,542)	821	(39,325)	(38,504)
BlackRock Advantage Large Cap Value Investor A Shares	474	(4,697)	(4,223)	3,321	(2,491)	830
BlackRock Advantage SMID Investor A Shares	602	(38,428)	(37,826)	1,493	(13,892)	(12,399)
BlackRock Capital Appreciation Investor A Shares	72,231	(618,737)	(546,506)	15,372	(571,184)	(555,812)

37

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2021			Year Ended December 31, 2020
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
BlackRock Global Allocation Investor A Shares	$77,093	$(508,222)	$(431,129)	$32,870	$(205,375)	$(172,505)
BlackRock High Yield Bond Investor A Shares	46,046	(121,556)	(75,510)	48,567	(60,976)	(12,409)
BlackRock International Investor A Shares	3,703	(4,093)	(390)	2,137	(5,686)	(3,549)
BlackRock iShares MSCI EAFE International Index Investor A Shares	-	(278)	(278)	-	(284)	(284)
BlackRock iShares Russell 2000 Small-Cap Index Investor A Shares	-	-	-	-	-	-
BlackRock iShares S&P 500 Index Investor A Shares	155,533	(212,075)	(56,542)	280,107	(766,981)	(486,874)
BlackRock Large Cap Focus Growth Investor A Shares	3,716	(11,068)	(7,352)	-	(20,132)	(20,132)
BlackRock Large Cap Focus Value Investor A Shares	45,080	(358,201)	(313,121)	138,613	(158,075)	(19,462)
BlackRock Low Duration Bond Investor A Shares	-	-	-	-	-	-
BlackRock Total Return Investor A Shares	341,702	(581,149)	(239,447)	475,519	(508,344)	(32,825)
BlackRock U.S. Government Bond Investor A Shares	97,182	(254,355)	(157,173)	193,533	(161,357)	32,176
BNY Mellon Appreciation Investor Shares	3,417	(76,464)	(73,047)	6,350	(50,401)	(44,051)
Cohen & Steers Real Estate Securities Class A Shares	-	(515)	(515)	-	(513)	(513)
Columbia Large Cap Growth Opportunity Class A Shares	106	(1,219)	(1,113)	182	(2,199)	(2,017)
Columbia Mid Cap Growth Class A Shares	-	-	-	-	-	-
Columbia Select Small Cap Value Class A Shares	8,281	(233,008)	(224,727)	127,421	(213,642)	(86,221)
Davis New York Venture Class A Shares	29,368	(359,650)	(330,282)	31,952	(128,907)	(96,955)
Delaware Smid Cap Growth Class A Shares	2,141	(6,159)	(4,018)	77	(10,705)	(10,628)
Eaton Vance Floating-Rate Class A Shares	442	(24)	418	239	(100)	139
Eaton Vance Large-Cap Value Class A Shares	2,402	(17,017)	(14,615)	11,181	(6,899)	4,282
Federated Hermes Equity Income Class A Shares	58	(1,116)	(1,058)	546	(973)	(427)
Federated Hermes Kaufmann Class A Shares	9,753	(18,724)	(8,971)	2,857	(20,862)	(18,005)
Fidelity Advisor® Equity Growth Class A Shares	19,601	(174,706)	(155,105)	-	(46,566)	(46,566)
Fidelity Advisor® Overseas Class A Shares	-	(12,169)	(12,169)	-	(5)	(5)
Fidelity Advisor® Stock Selector Mid Cap Class A Shares	-	(9)	(9)	-	(8)	(8)
Franklin Templeton Growth Class A Shares	716	(8,608)	(7,892)	1,154	(931)	223

38

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2021			Year Ended December 31, 2020
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
Invesco American Franchise Fund Class A Shares	$-	$(80)	$(80)	$-	$(63)	$(63)
Invesco Capital Appreciation Class A Shares	155,229	(5,540)	149,689	339	(6,753)	(6,414)
Invesco Charter Class A Shares	-	(821)	(821)	-	(53)	(53)
Invesco Comstock Class A Shares	16,147	(455,246)	(439,099)	211,163	(232,666)	(21,503)
Invesco Discovery Mid Cap Growth Class A Shares	284	(11,801)	(11,517)	144,247	(18,580)	125,667
Invesco Equity and Income Class A Shares	595	(174,504)	(173,909)	11,741	(9,946)	1,795
Invesco Fundamental Alternatives Class A Shares	-	(105)	(105)	-	(111)	(111)
Invesco Global Class A Shares	1,277	(142,839)	(141,562)	2,319	(8,584)	(6,265)
Invesco Main Street Class A Shares	-	(7,310)	(7,310)	1,068	(15,289)	(14,221)
Invesco Main Street Mid Cap Class A Shares	451	(5,391)	(4,940)	59,629	(759)	58,870
Invesco Value Opportunities Class A Shares	-	(52)	(52)	-	(39)	(39)
Janus Henderson Enterprise Class A Shares	29,638	(254,604)	(224,966)	77,251	(253,435)	(176,184)
Janus Henderson Forty Class A Shares	1,936	(7,208)	(5,272)	-	(9,300)	(9,300)
JPMorgan Small Cap Growth Class A Shares	2,199	(1,169)	1,030	756	(5,392)	(4,636)
Lord Abbett Affiliated Class A Shares	-	(526)	(526)	-	(540)	(540)
Lord Abbett Bond-Debenture Class A Shares	4,683	(28,676)	(23,993)	5,113	(15,695)	(10,582)
Lord Abbett Mid Cap Stock Class A Shares	958	(238,159)	(237,201)	17,478	(39,786)	(22,308)
MFS® Growth Class A Shares	18,613	(306,081)	(287,468)	20,957	(206,329)	(185,372)
MFS® Mid Cap Growth Class A Shares	31,866	(172,505)	(140,639)	2,089	(236,688)	(234,599)
MFS® Research International Class A Shares	1,546	(135,674)	(134,128)	3,574	(33,090)	(29,516)
PIMCO CommodityRealReturn Strategy Class A Shares	16,347	(110,146)	(93,799)	41,948	(37,391)	4,557
PIMCO Low Duration Class A Shares	194,556	(296,271)	(101,715)	327,530	(325,647)	1,883
PIMCO Real Return Class A Shares	86,969	(208,471)	(121,502)	157,508	(218,948)	(61,440)
PIMCO Total Return Class A Shares	342,676	(499,790)	(157,114)	669,667	(645,369)	24,298
Pioneer Class A Shares	778	(3,019)	(2,241)	166	(1,784)	(1,618)
Pioneer High Yield Class A Shares	800	(544)	256	953	(520)	433
Pioneer Real Estate Shares Class A Shares	-	(1,339)	(1,339)	1,844	(354)	1,490

39

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2021			Year Ended December 31, 2020
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
Pioneer Select Mid Cap Growth Class A Shares	$-	$-	$-	$-	$-	$-
Putnam Growth Opportunities Class A Shares	-	(1,224)	(1,224)	-	(85)	(85)
Putnam International Equity Class A Shares	22,999	(135,710)	(112,711)	20,000	(92,432)	(72,432)
Putnam Large Cap Value Class A Shares	-	(1,066)	(1,066)	335	(672)	(337)
TA Aegon Sustainable Equity Income Service Class	-	(2,823)	(2,823)	-	(29,904)	(29,904)
TA Asset Allocation - Conservative Class A Shares	-	-	-	-	-	-
TA Asset Allocation - Moderate Class A Shares	-	-	-	-	-	-
TA Asset Allocation - Moderate Growth Class A Shares	-	-	-	-	(88,181)	(88,181)
TA BlackRock Government Money Market Initial Class	1,275,744	(1,333,518)	(57,774)	650,797	(285,563)	365,234
TA Bond Class A Shares	-	-	-	-	-	-
TA International Focus Initial Class	204,611	(841,275)	(636,664)	177,630	(831,331)	(653,701)
TA JPMorgan Mid Cap Value Service Class	-	(34,285)	(34,285)	-	(459)	(459)
TA Morgan Stanley Capital Growth Service Class	-	-	-	-	-	-
TA Multi-Managed Balanced Class A Shares	-	-	-	-	-	-
TA Small/Mid Cap Value Class A Shares	46,339	(401,947)	(355,608)	218,830	(280,316)	(61,486)
TA Sustainable Equity Income Class A Shares	34,368	(681,812)	(647,444)	501,938	(272,605)	229,333
TA T. Rowe Price Small Cap Service Class	2,436	(87,317)	(84,881)	3,658	(18,386)	(14,728)
TA TS&W International Equity Service Class	303	(25,353)	(25,050)	502	(3,495)	(2,993)
TA US Growth Class A Shares	62,687	(372,072)	(309,385)	16,405	(358,106)	(341,701)
TA WMC US Growth Service Class	-	-	-	-	-	-
Virtus AllianzGI Dividend Value Class A Shares	407	(8,307)	(7,900)	5,600	(40,761)	(35,161)
Virtus AllianzGI Small-Cap Value Class A Shares	-	(18,934)	(18,934)	197	(25,614)	(25,417)

40

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2021

5. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

AB Discovery Value Class A Shares
12/31/2021	3,210	$39.92	to	$37.26	$121,119	0.81%	1.25%	to	1.65%	33.76%	to	33.23%
12/31/2020	3,645	29.84	to	27.97	103,309	0.64	1.25	to	1.65	1.83	to	1.42
12/31/2019	3,685	29.30	to	27.57	102,759	0.78	1.25	to	1.65	18.25	to	17.78
12/31/2018	3,744	24.78	to	23.41	88,584	0.26	1.25	to	1.65	(16.28)	to	(16.62)
12/31/2017	3,931	29.60	to	28.08	111,405	0.18	1.25	to	1.65	11.31	to	10.87

AB International Value Class A Shares
12/31/2021	8,846	7.52	to	7.09	63,873	2.52	1.25	to	1.65	9.39	to	8.95
12/31/2020	9,816	6.87	to	6.50	65,032	0.84	1.25	to	1.65	0.75	to	0.35
12/31/2019	9,015	6.82	to	6.48	59,395	1.16	1.25	to	1.65	15.03	to	14.57
12/31/2018	8,954	5.93	to	5.66	51,416	0.21	1.25	to	1.65	(24.13)	to	(24.44)
12/31/2017	8,741	7.82	to	7.49	66,325	1.98	1.25	to	1.65	23.28	to	22.79

AB Large Cap Growth Class A Shares
12/31/2021	3,424	89.66	to	89.66	306,957	-	1.30	to	1.30	26.92	to	26.92
12/31/2020	3,452	70.64	to	70.64	243,825	-	1.30	to	1.30	32.30	to	32.30
12/31/2019	3,488	53.39	to	53.39	186,220	-	1.30	to	1.30	32.04	to	32.04
12/31/2018	3,826	40.44	to	40.44	154,720	-	1.30	to	1.30	0.61	to	0.61
12/31/2017	5,445	40.19	to	40.19	218,878	-	1.30	to	1.30	29.66	to	29.66

AB Relative Value Class A Shares
12/31/2021	5,942	47.47	to	47.47	282,051	0.55	1.30	to	1.30	25.74	to	25.74
12/31/2020	9,940	37.75	to	37.75	375,222	1.34	1.30	to	1.30	1.48	to	1.48
12/31/2019	9,893	37.20	to	37.20	367,963	1.23	1.30	to	1.30	21.50	to	21.50
12/31/2018	10,784	30.61	to	30.61	330,163	1.05	1.30	to	1.30	(7.01)	to	(7.01)
12/31/2017	11,586	32.92	to	32.92	381,447	0.80	1.30	to	1.30	17.20	to	17.20

AB Value Class A Shares
12/31/2021	-	20.96	to	19.56	-	1.28	1.25	to	1.65	25.44	to	24.94
12/31/2020	-	16.71	to	15.66	-	1.74	1.25	to	1.65	(0.35)	to	(0.74)
12/31/2019	-	16.77	to	15.77	-	1.65	1.25	to	1.65	18.39	to	17.92
12/31/2018	-	14.16	to	13.38	-	0.81	1.25	to	1.65	(16.15)	to	(16.49)
12/31/2017	-	16.89	to	16.02	-	0.85	1.25	to	1.65	11.99	to	11.54

American Funds - EuroPacific Growth Fund® Class F -1 Shares
12/31/2021	6,634	31.40	to	29.31	198,430	1.10	1.25	to	1.65	1.19	to	0.78
12/31/2020	8,715	31.03	to	29.08	257,372	0.16	1.25	to	1.65	23.22	to	22.73
12/31/2019	10,905	25.19	to	23.70	262,802	1.05	1.25	to	1.65	25.37	to	24.87
12/31/2018	11,833	20.09	to	18.98	228,485	1.02	1.25	to	1.65	(16.30)	to	(16.63)
12/31/2017	13,928	24.00	to	22.76	322,571	0.82	1.25	to	1.65	29.06	to	28.55

American Funds - Growth Fund of America® Class F -1 Shares
12/31/2021	16,645	56.36	to	52.61	889,027	-	1.25	to	1.65	17.78	to	17.31
12/31/2020	20,375	47.85	to	44.85	924,961	0.23	1.25	to	1.65	36.05	to	35.51
12/31/2019	21,908	35.17	to	33.10	733,821	0.68	1.25	to	1.65	26.47	to	25.97
12/31/2018	23,900	27.81	to	26.27	636,413	0.46	1.25	to	1.65	(4.18)	to	(4.56)
12/31/2017	29,013	29.02	to	27.53	809,200	0.39	1.25	to	1.65	24.51	to	24.01

American Funds - Income Fund of America® Class F -1 Shares
12/31/2021	7,262	28.57	to	26.67	195,489	2.81	1.25	to	1.65	15.84	to	15.38
12/31/2020	7,490	24.66	to	23.11	174,695	3.14	1.25	to	1.65	3.57	to	3.16
12/31/2019	10,619	23.81	to	22.41	241,500	3.17	1.25	to	1.65	17.36	to	16.89
12/31/2018	12,119	20.29	to	19.17	236,499	2.90	1.25	to	1.65	(6.35)	to	(6.73)
12/31/2017	13,359	21.67	to	20.55	279,317	2.78	1.25	to	1.65	11.85	to	11.40

41

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2021

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

American Funds - Investment Company of America® Class F -1 Shares
12/31/2021	3,925	$39.39	to	$36.77	$147,674	1.17%	1.25%	to	1.65%	23.38%	to	22.89%
12/31/2020	4,112	31.93	to	29.92	125,732	1.53	1.25	to	1.65	13.01	to	12.56
12/31/2019	4,274	28.25	to	26.58	115,984	1.84	1.25	to	1.65	22.88	to	22.39
12/31/2018	5,540	22.99	to	21.72	123,620	1.63	1.25	to	1.65	(7.76)	to	(8.13)
12/31/2017	9,416	24.92	to	23.64	227,265	1.62	1.25	to	1.65	18.12	to	17.65

American Funds - The Bond Fund of America® Class A Shares
12/31/2021	21,034	17.48	to	17.48	367,594	1.42	1.30	to	1.30	(2.23)	to	(2.23)
12/31/2020	28,081	17.87	to	17.87	501,927	1.87	1.30	to	1.30	9.28	to	9.28
12/31/2019	30,532	16.36	to	16.36	499,374	2.33	1.30	to	1.30	6.62	to	6.62
12/31/2018	36,693	15.34	to	15.34	562,868	2.39	1.30	to	1.30	(1.42)	to	(1.42)
12/31/2017	38,210	15.56	to	15.56	594,605	1.84	1.30	to	1.30	1.89	to	1.89

American Funds - The Bond Fund of America® Class F -1 Shares
12/31/2021	9,415	14.56	to	13.59	129,828	1.38	1.25	to	1.65	(2.22)	to	(2.61)
12/31/2020	12,297	14.89	to	13.95	173,524	1.83	1.25	to	1.65	9.31	to	8.87
12/31/2019	14,865	13.62	to	12.81	193,037	2.29	1.25	to	1.65	6.63	to	6.21
12/31/2018	17,172	12.77	to	12.07	210,734	2.34	1.25	to	1.65	(1.42)	to	(1.82)
12/31/2017	18,078	12.96	to	12.29	225,699	1.79	1.25	to	1.65	1.89	to	1.48

American Funds - The Growth Fund of America® Class A Shares
12/31/2021	45,203	78.64	to	78.64	3,554,867	0.08	1.30	to	1.30	17.80	to	17.80
12/31/2020	55,211	66.76	to	66.76	3,685,987	0.29	1.30	to	1.30	36.03	to	36.03
12/31/2019	58,851	49.08	to	49.08	2,888,326	0.67	1.30	to	1.30	26.47	to	26.47
12/31/2018	70,846	38.81	to	38.81	2,749,311	0.54	1.30	to	1.30	(4.15)	to	(4.15)
12/31/2017	85,137	40.48	to	40.48	3,446,759	0.47	1.30	to	1.30	24.52	to	24.52

American Funds - The Income Fund of America® Class A Shares
12/31/2021	31,714	39.69	to	39.69	1,258,815	2.87	1.30	to	1.30	15.86	to	15.86
12/31/2020	33,344	34.26	to	34.26	1,142,313	3.37	1.30	to	1.30	3.61	to	3.61
12/31/2019	37,207	33.07	to	33.07	1,230,295	3.19	1.30	to	1.30	17.39	to	17.39
12/31/2018	48,096	28.17	to	28.17	1,354,737	2.99	1.30	to	1.30	(6.35)	to	(6.35)
12/31/2017	52,232	30.08	to	30.08	1,570,921	2.87	1.30	to	1.30	11.92	to	11.92

American Funds - The Investment Company of America® Class A Shares
12/31/2021	35,881	53.21	to	53.21	1,909,392	1.22	1.30	to	1.30	23.41	to	23.41
12/31/2020	46,109	43.12	to	43.12	1,988,301	1.59	1.30	to	1.30	13.01	to	13.01
12/31/2019	48,457	38.16	to	38.16	1,848,916	1.92	1.30	to	1.30	22.93	to	22.93
12/31/2018	60,972	31.04	to	31.04	1,892,419	1.77	1.30	to	1.30	(7.73)	to	(7.73)
12/31/2017	71,260	33.64	to	33.64	2,396,962	1.70	1.30	to	1.30	18.19	to	18.19

AMG Renaissance Large Cap Growth Class N Shares
12/31/2021	700	20.69	to	20.33	14,350	-	1.25	to	1.65	28.40	to	27.89
12/31/2020	782	16.11	to	15.89	12,507	0.11	1.25	to	1.65	22.01	to	21.52
12/31/2019	952	13.21	to	13.08	12,511	0.59	1.25	to	1.65	33.48	to	32.95
12/31/2018	1,086	9.89	to	9.84	10,718	0.46	1.25	to	1.65	(8.39)	to	(8.76)
12/31/2017(1)	1,246	10.80	to	10.78	13,443	0.48	1.25	to	1.65	-	to	-

BlackRock Advantage Global Investor A Shares
12/31/2021	602	37.67	to	35.17	21,913	1.12	1.25	to	1.65	16.16	to	15.69
12/31/2020	605	32.43	to	30.40	18,997	1.38	1.25	to	1.65	14.11	to	13.65
12/31/2019	609	28.42	to	26.74	16,786	1.84	1.25	to	1.65	23.98	to	23.48
12/31/2018	613	22.93	to	21.66	13,650	0.79	1.25	to	1.65	(12.82)	to	(13.17)
12/31/2017	1,760	26.30	to	24.95	45,087	0.90	1.25	to	1.65	21.97	to	21.49

BlackRock Advantage International Investor A Shares
12/31/2021	-	20.27	to	19.45	-	-	1.25	to	1.65	11.37	to	10.93
12/31/2020	-	18.20	to	17.53	-	-	1.25	to	1.65	5.73	to	5.30
12/31/2019	-	17.21	to	16.65	-	-	1.25	to	1.65	19.86	to	19.38
12/31/2018	-	14.36	to	13.95	-	-	1.25	to	1.65	(16.33)	to	(16.67)
12/31/2017	94	17.16	to	16.73	1,576	0.43	1.25	to	1.65	22.24	to	21.75

42

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2021

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

BlackRock Advantage Large Cap Core Investor A Shares
12/31/2021	4,036	$42.98	to	$40.12	$167,425	0.58%	1.25%	to	1.65%	26.70%	to	26.20%
12/31/2020	4,268	33.92	to	31.79	140,020	0.90	1.25	to	1.65	18.06	to	17.59
12/31/2019	5,725	28.73	to	27.04	159,452	1.51	1.25	to	1.65	27.22	to	26.71
12/31/2018	6,071	22.59	to	21.34	133,211	0.98	1.25	to	1.65	(6.77)	to	(7.15)
12/31/2017	6,496	24.23	to	22.98	153,200	0.78	1.25	to	1.65	20.22	to	19.75

BlackRock Advantage Large Cap Value Investor A Shares
12/31/2021	7,002	31.90	to	29.78	209,413	1.20	1.25	to	1.65	24.90	to	24.40
12/31/2020	7,153	25.54	to	23.94	171,942	1.69	1.25	to	1.65	2.33	to	1.92
12/31/2019	7,099	24.96	to	23.49	167,426	1.96	1.25	to	1.65	22.84	to	22.35
12/31/2018	6,911	20.32	to	19.20	133,044	1.55	1.25	to	1.65	(9.11)	to	(9.48)
12/31/2017	9,408	22.36	to	21.21	201,272	1.35	1.25	to	1.65	15.81	to	15.35

BlackRock Advantage SMID Investor A Shares
12/31/2021	10,506	34.74	to	32.42	561,330	1.21	1.25	to	1.65	12.05	to	11.60
12/31/2020	11,237	31.00	to	29.05	536,359	0.70	1.25	to	1.65	18.01	to	17.53
12/31/2019	11,551	26.27	to	24.72	466,825	1.43	1.25	to	1.65	26.98	to	26.47
12/31/2018	13,936	20.69	to	19.55	445,635	1.40	1.25	to	1.65	(7.82)	to	(8.19)
12/31/2017	15,964	22.45	to	21.29	555,005	0.05	1.25	to	1.65	7.40	to	6.97

BlackRock Capital Appreciation Investor A Shares
12/31/2021	34,833	56.44	to	52.68	2,068,465	-	1.25	to	1.65	19.20	to	18.72
12/31/2020	43,931	47.35	to	44.37	2,207,047	-	1.25	to	1.65	38.35	to	37.80
12/31/2019	57,923	34.22	to	32.20	2,094,614	-	1.25	to	1.65	30.21	to	29.69
12/31/2018	70,275	26.28	to	24.83	1,942,826	-	1.25	to	1.65	0.46	to	0.06
12/31/2017	89,155	26.16	to	24.81	2,461,918	-	1.25	to	1.65	30.95	to	30.43

BlackRock Global Allocation Investor A Shares
12/31/2021	99,746	27.98	to	26.12	3,338,422	0.93	1.25	to	1.65	5.13	to	4.71
12/31/2020	110,554	26.61	to	24.94	3,591,003	0.48	1.25	to	1.65	19.29	to	18.81
12/31/2019	117,282	22.31	to	20.99	3,189,168	1.14	1.25	to	1.65	15.76	to	15.29
12/31/2018	128,077	19.27	to	18.21	3,016,419	0.55	1.25	to	1.65	(8.78)	to	(9.15)
12/31/2017	150,151	21.13	to	20.04	3,803,819	0.93	1.25	to	1.65	11.92	to	11.47

BlackRock High Yield Bond Investor A Shares
12/31/2021	31,606	17.11	to	16.42	526,061	4.39	1.25	to	1.65	4.22	to	3.80
12/31/2020	36,184	16.42	to	15.82	580,356	5.08	1.25	to	1.65	4.18	to	3.76
12/31/2019	37,157	15.76	to	15.24	573,501	5.39	1.25	to	1.65	13.67	to	13.22
12/31/2018	43,986	13.86	to	13.46	598,661	5.43	1.25	to	1.65	(4.53)	to	(4.91)
12/31/2017	50,449	14.52	to	14.16	721,087	5.34	1.25	to	1.65	6.66	to	6.24

BlackRock International Investor A Shares
12/31/2021	2,476	18.57	to	17.81	44,642	0.46	1.25	to	1.65	7.76	to	7.33
12/31/2020	2,492	17.23	to	16.60	41,853	0.21	1.25	to	1.65	19.96	to	19.48
12/31/2019	2,690	14.37	to	13.89	37,763	1.02	1.25	to	1.65	29.82	to	29.30
12/31/2018	2,960	11.07	to	10.74	32,114	1.23	1.25	to	1.65	(22.62)	to	(22.93)
12/31/2017	3,867	14.30	to	13.94	54,206	1.17	1.25	to	1.65	29.69	to	29.18

BlackRock iShares MSCI EAFE International Index Investor A Shares
12/31/2021	262	20.87	to	19.48	5,285	2.71	1.25	to	1.65	9.63	to	9.19
12/31/2020	276	19.03	to	17.84	5,088	1.92	1.25	to	1.65	6.34	to	5.91
12/31/2019	294	17.90	to	16.84	5,110	3.11	1.25	to	1.65	20.02	to	19.54
12/31/2018	312	14.91	to	14.09	4,516	3.57	1.25	to	1.65	(14.65)	to	(14.99)
12/31/2017	314	17.47	to	16.57	5,344	2.34	1.25	to	1.65	23.30	to	22.81

BlackRock iShares Russell 2000 Small-Cap Index Investor A Shares
12/31/2021	-	36.92	to	34.46	-	-	1.25	to	1.65	12.96	to	12.51
12/31/2020	-	32.68	to	30.63	-	-	1.25	to	1.65	18.18	to	17.71
12/31/2019	-	27.66	to	26.02	-	-	1.25	to	1.65	23.65	to	23.15
12/31/2018	-	22.37	to	21.13	-	-	1.25	to	1.65	(12.30)	to	(12.65)
12/31/2017	-	25.51	to	24.19	-	-	1.25	to	1.65	12.93	to	12.48

43

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2021

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

BlackRock iShares S&P 500 Index Investor A Shares
12/31/2021	40,052	$31.60	to	$30.52	$1,255,613	1.06%	1.25%	to	1.65%	26.64%	to	26.14%
12/31/2020	41,463	24.95	to	24.19	1,026,807	1.44	1.25	to	1.65	16.58	to	16.12
12/31/2019	62,236	21.40	to	20.83	1,324,733	1.85	1.25	to	1.65	29.39	to	28.87
12/31/2018	66,740	16.54	to	16.17	1,098,881	1.52	1.25	to	1.65	(5.87)	to	(6.25)
12/31/2017	70,970	17.57	to	17.25	1,242,396	1.56	1.25	to	1.65	19.88	to	19.40

BlackRock Large Cap Focus Growth Investor A Shares
12/31/2021	4,666	17.30	to	17.16	80,362	-	1.25	to	1.65	15.23	to	14.77
12/31/2020	5,087	15.01	to	14.95	76,202	-	1.25	to	1.65	44.62	to	44.05
12/31/2019(1)	6,811	10.38	to	10.38	70,696	-	1.25	to	1.65	-	to	-

BlackRock Large Cap Focus Value Investor A Shares
12/31/2021	47,708	30.03	to	28.03	1,633,586	1.14	1.25	to	1.65	20.72	to	20.24
12/31/2020	57,292	24.88	to	23.31	1,624,934	2.02	1.25	to	1.65	1.70	to	1.29
12/31/2019	56,603	24.46	to	23.02	1,583,170	2.23	1.25	to	1.65	22.32	to	21.84
12/31/2018	66,822	20.00	to	18.89	1,524,728	1.61	1.25	to	1.65	(9.08)	to	(9.45)
12/31/2017	74,867	21.99	to	20.86	1,882,427	1.43	1.25	to	1.65	6.91	to	6.48

BlackRock Low Duration Bond Investor A Shares
12/31/2021	-	10.55	to	10.12	-	-	1.25	to	1.65	(1.74)	to	(2.13)
12/31/2020	-	10.74	to	10.34	-	-	1.25	to	1.65	1.92	to	1.52
12/31/2019	-	10.54	to	10.19	-	-	1.25	to	1.65	3.17	to	2.76
12/31/2018	-	10.21	to	9.91	-	-	1.25	to	1.65	(0.41)	to	(0.81)
12/31/2017	-	10.26	to	9.99	-	1.92	1.25	to	1.65	0.46	to	0.06

BlackRock Total Return Investor A Shares
12/31/2021	182,140	15.47	to	14.44	2,857,122	1.69	1.25	to	1.65	(2.19)	to	(2.59)
12/31/2020	196,888	15.82	to	14.83	3,167,812	2.07	1.25	to	1.65	7.23	to	6.80
12/31/2019	200,675	14.75	to	13.88	3,010,880	2.91	1.25	to	1.65	8.18	to	7.75
12/31/2018	214,748	13.64	to	12.88	2,972,580	2.97	1.25	to	1.65	(2.45)	to	(2.84)
12/31/2017	247,648	13.98	to	13.26	3,518,247	2.81	1.25	to	1.65	2.53	to	2.12

BlackRock U.S. Government Bond Investor A Shares
12/31/2021	95,727	11.04	to	10.59	1,051,724	1.22	1.25	to	1.65	(2.74)	to	(3.13)
12/31/2020	109,902	11.36	to	10.93	1,242,123	1.54	1.25	to	1.65	5.08	to	4.66
12/31/2019	107,146	10.81	to	10.45	1,153,012	2.31	1.25	to	1.65	5.13	to	4.71
12/31/2018	105,581	10.28	to	9.98	1,081,290	2.21	1.25	to	1.65	(0.87)	to	(1.27)
12/31/2017	120,688	10.37	to	10.11	1,247,542	2.04	1.25	to	1.65	0.43	to	0.03

BNY Mellon Appreciation Investor Shares
12/31/2021	8,984	43.28	to	40.40	371,638	0.36	1.25	to	1.65	25.45	to	24.95
12/31/2020	10,877	34.50	to	32.34	360,172	0.68	1.25	to	1.65	22.47	to	21.98
12/31/2019	12,503	28.17	to	26.51	338,995	1.02	1.25	to	1.65	33.46	to	32.93
12/31/2018	18,925	21.11	to	19.94	386,031	1.05	1.25	to	1.65	(7.55)	to	(7.92)
12/31/2017	36,957	22.83	to	21.66	810,526	1.17	1.25	to	1.65	25.07	to	24.58

Cohen & Steers Real Estate Securities Class A Shares
12/31/2021	283	41.36	to	38.61	11,289	1.70	1.25	to	1.65	39.92	to	39.37
12/31/2020	298	29.56	to	27.70	8,516	3.17	1.25	to	1.65	(3.22)	to	(3.61)
12/31/2019	317	30.54	to	28.74	9,399	2.52	1.25	to	1.65	29.54	to	29.03
12/31/2018	336	23.58	to	22.27	7,695	3.34	1.25	to	1.65	(5.75)	to	(6.13)
12/31/2017	338	25.02	to	23.73	8,246	2.43	1.25	to	1.65	6.45	to	6.02

Columbia Large Cap Growth Opportunity Class A Shares
12/31/2021	282	26.25	to	25.71	7,318	-	1.25	to	1.65	17.59	to	17.12
12/31/2020	326	22.32	to	21.95	7,216	-	1.25	to	1.65	38.75	to	38.19
12/31/2019	431	16.09	to	15.88	6,894	-	1.25	to	1.65	34.25	to	33.71
12/31/2018	2,642	11.98	to	11.88	31,633	-	1.25	to	1.65	(5.57)	to	(5.95)
12/31/2017	2,682	12.69	to	12.63	34,016	-	1.25	to	1.65	26.00	to	25.50

44

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2021

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

Columbia Mid Cap Growth Class A Shares
12/31/2021	-	$31.09	to	$29.78	$-	-%	1.25%	to	1.65%	14.77%	to	14.31%
12/31/2020	-	27.09	to	26.05	-	-	1.25	to	1.65	33.22	to	32.68
12/31/2019	-	20.33	to	19.64	-	-	1.25	to	1.65	33.12	to	32.59
12/31/2018	-	15.27	to	14.81	-	-	1.25	to	1.65	(6.60)	to	(6.97)
12/31/2017	-	16.35	to	15.92	-	-	1.25	to	1.65	21.10	to	20.62

Columbia Select Small Cap Value Class A Shares
12/31/2021	14,807	57.01	to	57.01	844,214	0.04	1.30	to	1.30	29.48	to	29.48
12/31/2020	19,022	44.03	to	44.03	837,639	0.02	1.30	to	1.30	8.16	to	8.16
12/31/2019	19,747	40.71	to	40.71	803,975	0.10	1.30	to	1.30	17.23	to	17.23
12/31/2018	22,141	34.73	to	34.73	768,972	0.07	1.30	to	1.30	(14.68)	to	(14.68)
12/31/2017	22,383	40.71	to	40.71	911,157	-	1.30	to	1.30	11.14	to	11.14

Davis New York Venture Class A Shares
12/31/2021	27,367	32.32	to	30.17	1,157,546	0.13	1.25	to	1.65	11.11	to	10.67
12/31/2020	36,412	29.09	to	27.26	1,330,790	0.57	1.25	to	1.65	10.03	to	9.59
12/31/2019	39,232	26.44	to	24.88	1,306,367	1.52	1.25	to	1.65	29.28	to	28.77
12/31/2018	43,730	20.45	to	19.32	1,134,779	0.50	1.25	to	1.65	(14.10)	to	(14.44)
12/31/2017	47,983	23.81	to	22.58	1,451,628	0.26	1.25	to	1.65	20.64	to	20.16

Delaware Smid Cap Growth Class A Shares
12/31/2021	2,629	56.73	to	54.24	146,135	-	1.25	to	1.65	(9.54)	to	(9.90)
12/31/2020	2,694	62.71	to	60.20	165,918	-	1.25	to	1.65	91.51	to	90.75
12/31/2019	2,946	32.74	to	31.56	94,869	-	1.25	to	1.65	33.64	to	33.11
12/31/2018	4,507	24.50	to	23.71	109,115	-	1.25	to	1.65	(1.12)	to	(1.52)
12/31/2017	5,401	24.78	to	24.07	132,340	-	1.25	to	1.65	33.46	to	32.93

Eaton Vance Floating-Rate Class A Shares
12/31/2021	200	15.30	to	14.28	3,058	3.05	1.25	to	1.65	2.72	to	2.31
12/31/2020	172	14.90	to	13.96	2,563	3.56	1.25	to	1.65	0.89	to	0.49
12/31/2019	163	14.77	to	13.89	2,403	4.64	1.25	to	1.65	5.51	to	5.09
12/31/2018	1,691	14.00	to	13.22	22,473	4.04	1.25	to	1.65	(0.72)	to	(1.12)
12/31/2017	1,722	14.10	to	13.37	23,141	3.57	1.25	to	1.65	2.79	to	2.38

Eaton Vance Large-Cap Value Class A Shares
12/31/2021	3,703	23.27	to	21.93	83,642	1.01	1.25	to	1.65	22.75	to	22.26
12/31/2020	4,385	18.95	to	17.93	80,842	1.39	1.25	to	1.65	1.01	to	0.61
12/31/2019	4,013	18.76	to	17.83	73,400	1.28	1.25	to	1.65	28.18	to	27.67
12/31/2018	4,596	14.64	to	13.96	65,713	1.22	1.25	to	1.65	(7.99)	to	(8.36)
12/31/2017	4,642	15.91	to	15.24	72,270	1.24	1.25	to	1.65	13.38	to	12.93

Federated Hermes Equity Income Class A Shares
12/31/2021	2,784	19.31	to	18.65	51,985	0.88	1.25	to	1.65	19.40	to	18.93
12/31/2020	2,842	16.17	to	15.68	44,633	1.35	1.25	to	1.65	5.09	to	4.67
12/31/2019	2,860	15.39	to	14.98	42,895	2.14	1.25	to	1.65	19.76	to	19.28
12/31/2018	2,918	12.85	to	12.56	36,687	1.74	1.25	to	1.65	(12.79)	to	(13.14)
12/31/2017	2,938	14.73	to	14.46	42,527	2.07	1.25	to	1.65	14.62	to	14.16

Federated Hermes Kaufmann Class A Shares
12/31/2021	4,488	49.68	to	46.38	210,813	-	1.25	to	1.65	1.13	to	0.73
12/31/2020	4,658	49.13	to	46.04	216,989	-	1.25	to	1.65	26.98	to	26.48
12/31/2019	5,120	38.69	to	36.40	188,554	-	1.25	to	1.65	31.29	to	30.77
12/31/2018	5,448	29.47	to	27.84	153,385	-	1.25	to	1.65	2.34	to	1.93
12/31/2017	6,253	28.79	to	27.31	172,653	-	1.25	to	1.65	26.16	to	25.65

Fidelity Advisor® Equity Growth Class A Shares
12/31/2021	3,285	60.28	to	56.27	250,004	-	1.25	to	1.65	21.20	to	20.71
12/31/2020	5,369	49.74	to	46.61	337,296	-	1.25	to	1.65	41.64	to	41.08
12/31/2019	6,286	35.12	to	33.04	278,925	-	1.25	to	1.65	32.02	to	31.50
12/31/2018	8,396	26.60	to	25.13	282,324	-	1.25	to	1.65	(1.69)	to	(2.09)
12/31/2017	11,013	27.06	to	25.66	376,903	-	1.25	to	1.65	33.18	to	32.65

45

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2021

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

Fidelity Advisor® Overseas Class A Shares
12/31/2021	27	$37.84	to	$37.84	$1,007	-%	1.30%	to	1.30%	17.39%	to	17.39%
12/31/2020	384	32.24	to	32.24	12,378	-	1.30	to	1.30	13.23	to	13.23
12/31/2019	384	28.47	to	28.47	10,936	1.49	1.30	to	1.30	25.73	to	25.73
12/31/2018	384	22.64	to	22.64	8,701	0.85	1.30	to	1.30	(16.17)	to	(16.17)
12/31/2017	384	27.01	to	27.01	10,384	0.93	1.30	to	1.30	27.98	to	27.98

Fidelity Advisor® Stock Selector Mid Cap Class A Shares
12/31/2021	41	56.06	to	56.06	2,303	0.46	1.30	to	1.30	21.34	to	21.34
12/31/2020	41	46.20	to	46.20	1,907	1.06	1.30	to	1.30	11.34	to	11.34
12/31/2019	42	41.50	to	41.50	1,722	0.61	1.30	to	1.30	27.61	to	27.61
12/31/2018	42	32.52	to	32.52	1,358	0.63	1.30	to	1.30	(9.91)	to	(9.91)
12/31/2017	42	36.10	to	36.10	1,516	0.19	1.30	to	1.30	18.35	to	18.35

Franklin Templeton Growth Class A Shares
12/31/2021	1,098	18.45	to	17.22	22,682	1.38	1.25	to	1.65	3.82	to	3.40
12/31/2020	1,394	17.77	to	16.65	29,329	1.12	1.25	to	1.65	4.43	to	4.01
12/31/2019	1,377	17.02	to	16.01	27,743	2.07	1.25	to	1.65	13.40	to	12.95
12/31/2018	1,408	15.01	to	14.18	24,873	1.28	1.25	to	1.65	(15.61)	to	(15.95)
12/31/2017	2,875	17.78	to	16.87	66,762	1.41	1.25	to	1.65	16.34	to	15.88

Invesco American Franchise Fund Class A Shares
12/31/2021	716	31.54	to	31.54	22,583	-	1.30	to	1.30	10.40	to	10.40
12/31/2020	719	28.57	to	28.57	20,529	-	1.30	to	1.30	40.34	to	40.34
12/31/2019	721	20.36	to	20.36	14,686	-	1.30	to	1.30	34.75	to	34.75
12/31/2018	1,056	15.11	to	15.11	15,957	-	1.30	to	1.30	(5.03)	to	(5.03)
12/31/2017	1,099	15.91	to	15.91	17,478	-	1.30	to	1.30	25.47	to	25.47

Invesco Capital Appreciation Class A Shares
12/31/2021	5,739	42.96	to	40.10	244,043	-	1.25	to	1.65	20.83	to	20.34
12/31/2020	1,848	35.56	to	33.32	63,609	-	1.25	to	1.65	34.59	to	34.06
12/31/2019	2,075	26.42	to	24.86	53,167	-	1.25	to	1.65	34.37	to	33.84
12/31/2018	2,209	19.66	to	18.57	42,215	-	1.25	to	1.65	(7.14)	to	(7.51)
12/31/2017	2,434	21.17	to	20.08	50,178	0.01	1.25	to	1.65	24.96	to	24.46

Invesco Charter Class A Shares
12/31/2021	558	30.58	to	30.58	17,069	0.36	1.30	to	1.30	25.75	to	25.75
12/31/2020	587	24.32	to	24.32	14,281	0.60	1.30	to	1.30	12.03	to	12.03
12/31/2019	590	21.70	to	21.70	12,805	0.60	1.30	to	1.30	27.34	to	27.34
12/31/2018	817	17.04	to	17.04	13,919	0.36	1.30	to	1.30	(10.82)	to	(10.82)
12/31/2017	834	19.11	to	19.11	15,936	0.45	1.30	to	1.30	11.79	to	11.79

Invesco Comstock Class A Shares
12/31/2021	46,520	32.80	to	30.62	1,780,838	1.42	1.25	to	1.65	31.66	to	31.14
12/31/2020	59,663	24.91	to	23.35	1,718,844	2.36	1.25	to	1.65	(2.02)	to	(2.41)
12/31/2019	57,897	25.43	to	23.93	1,712,990	2.09	1.25	to	1.65	23.79	to	23.29
12/31/2018	66,661	20.54	to	19.41	1,569,604	1.43	1.25	to	1.65	(13.33)	to	(13.68)
12/31/2017	72,316	23.70	to	22.48	1,957,534	1.53	1.25	to	1.65	16.31	to	15.85

Invesco Discovery Mid Cap Growth Class A Shares
12/31/2021	11,819	18.11	to	18.11	214,079	-	1.30	to	1.30	17.33	to	17.33
12/31/2020(1)	12,457	15.44	to	15.44	192,304	-	1.30	to	1.30	-	to	-

Invesco Equity and Income Class A Shares
12/31/2021	3,042	39.20	to	39.20	119,252	1.12	1.30	to	1.30	16.50	to	16.50
12/31/2020	7,573	33.65	to	33.65	254,854	1.83	1.30	to	1.30	8.55	to	8.55
12/31/2019	7,513	31.00	to	31.00	232,905	1.87	1.30	to	1.30	18.52	to	18.52
12/31/2018	8,724	26.15	to	26.15	228,171	1.96	1.30	to	1.30	(10.83)	to	(10.83)
12/31/2017	9,013	29.33	to	29.33	264,364	1.98	1.30	to	1.30	9.45	to	9.45

46

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2021

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

Invesco Fundamental Alternatives Class A Shares
12/31/2021	1,712	$17.06	to	$17.06	$29,208	2.79%	1.30%	to	1.30%	1.16%	to	1.16%
12/31/2020	1,718	16.87	to	16.87	28,976	1.91	1.30	to	1.30	0.15	to	0.15
12/31/2019	1,725	16.84	to	16.84	29,046	2.02	1.30	to	1.30	5.20	to	5.20
12/31/2018	1,732	16.01	to	16.01	27,722	1.68	1.30	to	1.30	(3.36)	to	(3.36)
12/31/2017	1,739	16.57	to	16.57	28,802	1.56	1.30	to	1.30	(0.02)	to	(0.02)

Invesco Global Class A Shares
12/31/2021	726	61.96	to	61.96	44,962	-	1.30	to	1.30	13.87	to	13.87
12/31/2020	3,034	54.41	to	54.41	165,084	-	1.30	to	1.30	25.97	to	25.97
12/31/2019	3,150	43.19	to	43.19	136,053	0.44	1.30	to	1.30	29.87	to	29.87
12/31/2018	5,077	33.26	to	33.26	168,850	0.41	1.30	to	1.30	(14.68)	to	(14.68)
12/31/2017	4,887	38.98	to	38.98	190,518	0.62	1.30	to	1.30	34.49	to	34.49

Invesco Main Street Class A Shares
12/31/2021	4,574	40.76	to	38.05	217,163	0.61	1.25	to	1.65	26.02	to	25.51
12/31/2020	4,737	32.34	to	30.31	179,151	0.91	1.25	to	1.65	12.94	to	12.49
12/31/2019	5,109	28.64	to	26.95	172,283	0.90	1.25	to	1.65	30.30	to	29.78
12/31/2018	5,304	21.98	to	20.76	137,766	0.94	1.25	to	1.65	(9.04)	to	(9.40)
12/31/2017	5,328	24.16	to	22.92	152,293	1.05	1.25	to	1.65	15.29	to	14.84

Invesco Main Street Mid Cap Class A Shares
12/31/2021	2,767	38.17	to	35.63	102,054	0.21	1.25	to	1.65	21.50	to	21.01
12/31/2020	2,909	31.42	to	29.44	88,479	-	1.25	to	1.65	7.78	to	7.35
12/31/2019	321	29.15	to	27.43	9,066	-	1.25	to	1.65	30.50	to	29.98
12/31/2018	321	22.34	to	21.10	6,975	-	1.25	to	1.65	(13.35)	to	(13.70)
12/31/2017	315	25.78	to	24.45	7,913	0.40	1.25	to	1.65	13.26	to	12.81

Invesco Value Opportunities Class A Shares
12/31/2021	2,981	2.48	to	2.38	7,241	0.59	1.25	to	1.65	33.91	to	33.37
12/31/2020	3,004	1.85	to	1.78	5,460	0.31	1.25	to	1.65	4.17	to	3.75
12/31/2019	3,030	1.78	to	1.72	5,298	-	1.25	to	1.65	28.26	to	27.75
12/31/2018	-	1.39	to	1.35	-	-	1.25	to	1.65	(20.71)	to	(21.03)
12/31/2017	-	1.75	to	1.70	-	-	1.25	to	1.65	15.65	to	15.19

Janus Henderson Enterprise Class A Shares
12/31/2021	20,302	62.42	to	59.39	1,229,081	0.70	1.25	to	1.65	15.52	to	15.06
12/31/2020	24,211	54.04	to	51.62	1,273,876	-	1.25	to	1.65	18.40	to	17.93
12/31/2019	27,556	45.64	to	43.77	1,227,257	0.08	1.25	to	1.65	33.12	to	32.58
12/31/2018	36,373	34.29	to	33.01	1,219,571	0.05	1.25	to	1.65	(2.50)	to	(2.89)
12/31/2017	43,927	35.16	to	33.99	1,514,018	-	1.25	to	1.65	24.51	to	24.02

Janus Henderson Forty Class A Shares
12/31/2021	1,014	54.59	to	51.45	53,723	0.43	1.25	to	1.65	21.14	to	20.66
12/31/2020	1,113	45.07	to	42.64	48,771	0.18	1.25	to	1.65	37.09	to	36.54
12/31/2019	1,374	32.87	to	31.23	44,036	0.09	1.25	to	1.65	34.76	to	34.23
12/31/2018	1,525	24.39	to	23.27	36,320	-	1.25	to	1.65	(0.07)	to	(0.47)
12/31/2017	1,823	24.41	to	23.38	43,468	0.75	1.25	to	1.65	27.60	to	27.09

JPMorgan Small Cap Growth Class A Shares
12/31/2021	256	44.98	to	42.39	11,179	-	1.25	to	1.65	(7.23)	to	(7.60)
12/31/2020	231	48.49	to	45.88	10,893	0.06	1.25	to	1.65	57.23	to	56.61
12/31/2019	340	30.84	to	29.30	10,215	-	1.25	to	1.65	35.40	to	34.86
12/31/2018	422	22.78	to	21.72	9,394	-	1.25	to	1.65	(6.01)	to	(6.39)
12/31/2017	549	24.23	to	23.21	12,945	-	1.25	to	1.65	39.38	to	38.83

Lord Abbett Affiliated Class A Shares
12/31/2021	1,194	28.91	to	26.99	33,048	1.53	1.25	to	1.65	25.17	to	24.67
12/31/2020	1,217	23.10	to	21.65	26,964	2.13	1.25	to	1.65	(2.50)	to	(2.89)
12/31/2019	1,242	23.69	to	22.29	28,290	2.32	1.25	to	1.65	23.69	to	23.19
12/31/2018	1,267	19.15	to	18.09	23,381	2.11	1.25	to	1.65	(8.62)	to	(8.98)
12/31/2017	1,292	20.96	to	19.88	26,155	2.20	1.25	to	1.65	14.68	to	14.22

47

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2021

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

Lord Abbett Bond-Debenture Class A Shares
12/31/2021	24,568	$23.35	to	$21.79	$661,694	3.33%	1.25%	to	1.65%	1.97%	to	1.57%
12/31/2020	25,474	22.90	to	21.46	673,316	3.93	1.25	to	1.65	6.26	to	5.84
12/31/2019	25,991	21.55	to	20.28	645,794	4.10	1.25	to	1.65	11.96	to	11.52
12/31/2018	27,962	19.25	to	18.18	624,904	4.45	1.25	to	1.65	(4.99)	to	(5.37)
12/31/2017	28,009	20.26	to	19.21	656,141	4.28	1.25	to	1.65	7.86	to	7.43

Lord Abbett Mid Cap Stock Class A Shares
12/31/2021	18,576	28.75	to	26.83	682,108	0.64	1.25	to	1.65	27.28	to	26.77
12/31/2020	26,274	22.59	to	21.17	734,653	1.37	1.25	to	1.65	1.46	to	1.05
12/31/2019	27,208	22.26	to	20.95	748,435	0.89	1.25	to	1.65	21.38	to	20.90
12/31/2018	29,573	18.34	to	17.33	675,971	0.81	1.25	to	1.65	(15.61)	to	(15.94)
12/31/2017	36,008	21.73	to	20.61	974,287	0.90	1.25	to	1.65	5.71	to	5.29

MFS® Growth Class A Shares
12/31/2021	16,462	51.66	to	51.66	850,383	-	1.30	to	1.30	21.74	to	21.74
12/31/2020	22,403	42.43	to	42.43	950,597	-	1.30	to	1.30	29.60	to	29.60
12/31/2019	27,745	32.74	to	32.74	908,369	-	1.30	to	1.30	35.58	to	35.58
12/31/2018	33,633	24.15	to	24.15	812,183	-	1.30	to	1.30	1.01	to	1.01
12/31/2017	39,860	23.91	to	23.91	952,921	-	1.30	to	1.30	28.86	to	28.86

MFS® Mid Cap Growth Class A Shares
12/31/2021	15,949	64.20	to	64.20	1,023,998	-	1.30	to	1.30	12.27	to	12.27
12/31/2020	18,177	57.19	to	57.19	1,039,469	-	1.30	to	1.30	33.58	to	33.58
12/31/2019	22,830	42.81	to	42.81	977,344	-	1.30	to	1.30	35.65	to	35.65
12/31/2018	27,153	31.56	to	31.56	856,917	-	1.30	to	1.30	(0.46)	to	(0.46)
12/31/2017	31,316	31.70	to	31.70	992,851	-	1.30	to	1.30	24.37	to	24.37

MFS® Research International Class A Shares
12/31/2021	15,674	35.50	to	35.50	556,368	0.97	1.30	to	1.30	10.15	to	10.15
12/31/2020	19,569	32.22	to	32.22	630,567	0.82	1.30	to	1.30	11.44	to	11.44
12/31/2019	20,555	28.92	to	28.92	594,354	1.75	1.30	to	1.30	26.03	to	26.03
12/31/2018	21,268	22.94	to	22.94	487,974	3.43	1.30	to	1.30	(15.33)	to	(15.33)
12/31/2017	25,674	27.10	to	27.10	695,685	1.06	1.30	to	1.30	26.40	to	26.40

PIMCO CommodityRealReturn Strategy Class A Shares
12/31/2021	37,802	7.98	to	7.45	289,935	21.54	1.25	to	1.65	31.15	to	30.63
12/31/2020	51,056	6.09	to	5.71	299,254	1.42	1.25	to	1.65	(0.83)	to	(1.23)
12/31/2019	48,865	6.14	to	5.78	289,424	3.73	1.25	to	1.65	10.36	to	9.92
12/31/2018	52,497	5.56	to	5.25	282,452	4.72	1.25	to	1.65	(15.31)	to	(15.65)
12/31/2017	55,358	6.57	to	6.23	352,412	7.77	1.25	to	1.65	1.07	to	0.67

PIMCO Low Duration Class A Shares
12/31/2021	107,073	12.16	to	11.46	1,252,730	0.54	1.25	to	1.65	(2.20)	to	(2.60)
12/31/2020	115,293	12.43	to	11.76	1,386,419	1.56	1.25	to	1.65	1.83	to	1.42
12/31/2019	115,514	12.21	to	11.60	1,367,413	3.09	1.25	to	1.65	2.88	to	2.47
12/31/2018	126,887	11.86	to	11.32	1,462,955	1.84	1.25	to	1.65	(1.04)	to	(1.43)
12/31/2017	149,988	11.99	to	11.48	1,751,852	1.39	1.25	to	1.65	0.24	to	(0.16)

PIMCO Real Return Class A Shares
12/31/2021	54,464	16.33	to	15.25	849,557	4.67	1.25	to	1.65	3.95	to	3.53
12/31/2020	62,209	15.71	to	14.73	938,782	2.23	1.25	to	1.65	10.25	to	9.81
12/31/2019	67,134	14.25	to	13.41	921,270	1.57	1.25	to	1.65	6.75	to	6.32
12/31/2018	75,329	13.35	to	12.61	970,526	2.24	1.25	to	1.65	(3.58)	to	(3.97)
12/31/2017	87,327	13.85	to	13.13	1,170,055	2.17	1.25	to	1.65	2.22	to	1.82

PIMCO Total Return Class A Shares
12/31/2021	187,663	17.29	to	16.14	3,284,682	1.96	1.25	to	1.65	(2.41)	to	(2.80)
12/31/2020	196,379	17.71	to	16.60	3,529,150	2.16	1.25	to	1.65	7.16	to	6.73
12/31/2019	195,706	16.53	to	15.55	3,291,322	3.47	1.25	to	1.65	6.55	to	6.13
12/31/2018	210,641	15.51	to	14.66	3,326,720	2.72	1.25	to	1.65	(1.84)	to	(2.23)
12/31/2017	263,529	15.80	to	14.99	4,240,833	2.27	1.25	to	1.65	3.44	to	3.02

48

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2021

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

Pioneer Class A Shares
12/31/2021	544	$45.24	to	$42.22	$23,773	0.12%	1.25%	to	1.65%	26.22%	to	25.72%
12/31/2020	598	35.84	to	33.59	20,752	0.50	1.25	to	1.65	22.36	to	21.88
12/31/2019	654	29.29	to	27.56	18,573	0.85	1.25	to	1.65	29.37	to	28.86
12/31/2018	709	22.64	to	21.39	15,600	0.97	1.25	to	1.65	(2.97)	to	(3.36)
12/31/2017	778	23.33	to	22.13	17,680	0.94	1.25	to	1.65	20.03	to	19.55

Pioneer High Yield Class A Shares
12/31/2021	383	21.61	to	20.17	8,002	4.23	1.25	to	1.65	4.44	to	4.02
12/31/2020	370	20.69	to	19.39	7,421	5.29	1.25	to	1.65	1.79	to	1.38
12/31/2019	348	20.33	to	19.13	6,860	5.08	1.25	to	1.65	12.67	to	12.22
12/31/2018	354	18.04	to	17.04	6,202	4.92	1.25	to	1.65	(4.34)	to	(4.72)
12/31/2017	745	18.86	to	17.89	13,515	4.64	1.25	to	1.65	6.16	to	5.74

Pioneer Real Estate Shares Class A Shares
12/31/2021	325	26.32	to	24.91	8,318	1.04	1.25	to	1.65	39.05	to	38.50
12/31/2020	385	18.93	to	17.98	7,109	1.81	1.25	to	1.65	(8.05)	to	(8.42)
12/31/2019	297	20.59	to	19.64	5,973	2.68	1.25	to	1.65	26.45	to	25.94
12/31/2018	1,710	16.28	to	15.59	27,245	3.04	1.25	to	1.65	(8.70)	to	(9.07)
12/31/2017	1,916	17.83	to	17.15	33,499	2.19	1.25	to	1.65	1.92	to	1.52

Pioneer Select Mid Cap Growth Class A Shares
12/31/2021	-	48.52	to	46.17	-	-	1.25	to	1.65	6.62	to	6.20
12/31/2020	-	45.51	to	43.48	-	-	1.25	to	1.65	37.22	to	36.67
12/31/2019	-	33.16	to	31.81	-	-	1.25	to	1.65	31.08	to	30.56
12/31/2018	-	25.30	to	24.37	-	-	1.25	to	1.65	(7.42)	to	(7.79)
12/31/2017	-	27.33	to	26.43	-	-	1.25	to	1.65	28.17	to	27.66

Putnam Growth Opportunities Class A Shares
12/31/2021	857	29.26	to	29.26	25,062	-	1.30	to	1.30	20.94	to	20.94
12/31/2020	901	24.19	to	24.19	21,802	-	1.30	to	1.30	36.62	to	36.62
12/31/2019	905	17.71	to	17.71	16,031	-	1.30	to	1.30	34.66	to	34.66
12/31/2018	909	13.15	to	13.15	11,959	-	1.30	to	1.30	0.93	to	0.93
12/31/2017	914	13.03	to	13.03	11,905	0.28	1.30	to	1.30	29.28	to	29.28

Putnam International Equity Class A Shares
12/31/2021	30,562	27.36	to	27.36	836,095	1.28	1.30	to	1.30	7.36	to	7.36
12/31/2020	34,636	25.48	to	25.48	882,611	1.24	1.30	to	1.30	10.30	to	10.30
12/31/2019	37,520	23.10	to	23.10	866,836	1.67	1.30	to	1.30	23.88	to	23.88
12/31/2018	39,208	18.65	to	18.65	731,238	1.70	1.30	to	1.30	(20.41)	to	(20.41)
12/31/2017	38,379	23.43	to	23.43	899,316	0.34	1.30	to	1.30	24.84	to	24.84

Putnam Large Cap Value Class A Shares
12/31/2021	3,508	16.99	to	16.99	59,605	1.18	1.30	to	1.30	25.20	to	25.20
12/31/2020	3,576	13.57	to	13.57	48,528	1.64	1.30	to	1.30	4.47	to	4.47
12/31/2019	3,595	12.99	to	12.99	46,703	1.41	1.30	to	1.30	28.25	to	28.25
12/31/2018	4,161	10.13	to	10.13	42,144	1.53	1.30	to	1.30	(9.53)	to	(9.53)
12/31/2017(1)	4,851	11.20	to	11.20	54,317	0.81	1.30	to	1.30	-	to	-

TA Aegon Sustainable Equity Income Service Class
12/31/2021	17,281	12.63	to	12.42	217,686	1.91	1.25	to	1.65	20.60	to	20.12
12/31/2020	17,520	10.48	to	10.34	183,120	2.73	1.25	to	1.65	(8.74)	to	(9.10)
12/31/2019	20,211	11.48	to	11.37	231,636	2.22	1.25	to	1.65	22.04	to	21.55
12/31/2018	20,714	9.41	to	9.35	194,655	1.89	1.25	to	1.65	(12.79)	to	(13.14)
12/31/2017(1)	22,206	10.79	to	10.77	239,439	-	1.25	to	1.65	-	to	-

TA Asset Allocation - Conservative Class A Shares
12/31/2021	-	12.92	to	12.67	-	-	1.25	to	1.65	4.11	to	3.70
12/31/2020	-	12.41	to	12.22	-	-	1.25	to	1.65	11.75	to	11.31
12/31/2019	-	11.10	to	10.98	-	-	1.25	to	1.65	10.94	to	10.50
12/31/2018	-	10.01	to	9.94	-	-	1.25	to	1.65	(5.56)	to	(5.94)
12/31/2017(1)	-	10.60	to	10.56	-	-	1.25	to	1.65	-	to	-

49

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2021

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

TA Asset Allocation - Moderate Class A Shares
12/31/2021	-	$13.63	to	$13.37	$-	-%	1.25%	to	1.65%	6.57%	to	6.14%
12/31/2020	-	12.79	to	12.60	-	-	1.25	to	1.65	13.22	to	12.77
12/31/2019	-	11.29	to	11.17	-	-	1.25	to	1.65	13.28	to	12.83
12/31/2018	-	9.97	to	9.90	-	-	1.25	to	1.65	(7.39)	to	(7.76)
12/31/2017(1)	-	10.77	to	10.73	-	-	1.25	to	1.65	-	to	-

TA Asset Allocation - Moderate Growth Class A Shares
12/31/2021	-	14.68	to	14.41	-	-	1.25	to	1.65	9.98	to	9.54
12/31/2020	-	13.35	to	13.15	-	-	1.25	to	1.65	15.45	to	14.99
12/31/2019	8,131	11.56	to	11.44	93,893	1.91	1.25	to	1.65	16.39	to	15.93
12/31/2018	8,170	9.94	to	9.87	81,102	1.54	1.25	to	1.65	(9.68)	to	(10.05)
12/31/2017(1)	8,209	11.00	to	10.97	90,271	3.08	1.25	to	1.65	-	to	-

TA BlackRock Government Money Market Initial Class
12/31/2021	30,667	9.78	to	9.70	299,580	-	1.25	to	1.65	(1.24)	to	(1.63)
12/31/2020	36,703	9.91	to	9.86	363,452	0.38	1.25	to	1.65	(0.96)	to	(1.35)
12/31/2019(1)	-	10.00	to	10.00	-	-	1.25	to	1.65	-	to	-

TA Bond Class A Shares
12/31/2021	-	1.56	to	1.49	-	-	1.25	to	1.65	(1.36)	to	(1.76)
12/31/2020	-	1.58	to	1.52	-	-	1.25	to	1.65	5.26	to	4.84
12/31/2019	-	1.50	to	1.45	-	-	1.25	to	1.65	7.72	to	7.29
12/31/2018	-	1.40	to	1.35	-	-	1.25	to	1.65	(2.01)	to	(2.40)
12/31/2017	-	1.43	to	1.38	-	-	1.25	to	1.65	3.61	to	3.19

TA International Focus Initial Class
12/31/2021	324,644	14.16	to	13.91	4,556,140	1.21	1.25	to	1.65	9.44	to	9.00
12/31/2020	370,876	12.94	to	12.76	4,766,342	2.26	1.25	to	1.65	19.40	to	18.92
12/31/2019	424,623	10.84	to	10.73	4,579,542	1.62	1.25	to	1.65	26.10	to	25.59
12/31/2018	513,283	8.59	to	8.55	4,398,692	1.24	1.25	to	1.65	(18.73)	to	(19.06)
12/31/2017(1)	520,898	10.57	to	10.56	5,504,141	-	1.25	to	1.65	-	to	-

TA JPMorgan Mid Cap Value Service Class
12/31/2021	9,160	14.55	to	14.30	133,025	0.55	1.25	to	1.65	27.25	to	26.74
12/31/2020	11,678	11.44	to	11.28	133,341	1.04	1.25	to	1.65	(0.22)	to	(0.62)
12/31/2019	11,727	11.46	to	11.35	134,265	1.08	1.25	to	1.65	24.43	to	23.93
12/31/2018	17,455	9.21	to	9.16	160,692	0.58	1.25	to	1.65	(13.19)	to	(13.54)
12/31/2017(1)	25,451	10.61	to	10.60	270,045	-	1.25	to	1.65	-	to	-

TA Morgan Stanley Capital Growth Service Class
12/31/2021	-	22.14	to	21.95	-	-	1.25	to	1.65	(2.06)	to	(2.45)
12/31/2020	-	22.61	to	22.50	-	-	1.25	to	1.65	114.60	to	113.74
12/31/2019(1)	-	10.54	to	10.53	-	-	1.25	to	1.65	-	to	-

TA Multi-Managed Balanced Class A Shares
12/31/2021	-	16.24	to	15.93	-	-	1.25	to	1.65	15.12	to	14.66
12/31/2020	-	14.11	to	13.90	-	-	1.25	to	1.65	14.12	to	13.67
12/31/2019	-	12.36	to	12.23	-	-	1.25	to	1.65	19.81	to	19.33
12/31/2018	-	10.32	to	10.24	-	-	1.25	to	1.65	(5.14)	to	(5.52)
12/31/2017(1)	-	10.88	to	10.84	-	0.89	1.25	to	1.65	-	to	-

TA Small/Mid Cap Value Class A Shares
12/31/2021	42,957	30.71	to	29.06	1,275,358	0.05	1.25	to	1.65	25.61	to	25.10
12/31/2020	55,563	24.45	to	23.23	1,318,715	0.58	1.25	to	1.65	1.97	to	1.56
12/31/2019	54,851	23.98	to	22.87	1,279,571	0.46	1.25	to	1.65	23.06	to	22.57
12/31/2018	67,473	19.49	to	18.66	1,281,778	0.46	1.25	to	1.65	(12.81)	to	(13.16)
12/31/2017	73,119	22.35	to	21.49	1,596,679	0.19	1.25	to	1.65	13.71	to	13.26

50

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2021

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

TA Sustainable Equity Income Class A Shares
12/31/2021	165,388	$16.35	to	$15.84	$2,664,298	1.11%	1.25%	to	1.65%	20.47%	to	19.99%
12/31/2020	208,081	13.57	to	13.20	2,789,398	2.07	1.25	to	1.65	(9.08)	to	(9.44)
12/31/2019	183,018	14.92	to	14.57	2,702,937	2.08	1.25	to	1.65	21.70	to	21.21
12/31/2018	212,707	12.26	to	12.02	2,585,152	1.98	1.25	to	1.65	(13.44)	to	(13.79)
12/31/2017	227,422	14.17	to	13.95	3,198,716	1.81	1.25	to	1.65	14.47	to	14.01

TA T. Rowe Price Small Cap Service Class
12/31/2021	5,451	17.73	to	17.42	95,621	-	1.25	to	1.65	9.70	to	9.26
12/31/2020	10,376	16.16	to	15.94	165,944	-	1.25	to	1.65	21.77	to	21.29
12/31/2019	11,400	13.27	to	13.14	150,169	-	1.25	to	1.65	30.75	to	30.22
12/31/2018	12,260	10.15	to	10.09	123,900	-	1.25	to	1.65	(8.44)	to	(8.81)
12/31/2017(1)	20,551	11.08	to	11.07	227,551	-	1.25	to	1.65	-	to	-

TA TS&W International Equity Service Class
12/31/2021	2,497	12.39	to	12.17	30,548	1.94	1.25	to	1.65	11.80	to	11.35
12/31/2020	4,566	11.08	to	10.93	50,026	2.98	1.25	to	1.65	4.88	to	4.46
12/31/2019	4,850	10.57	to	10.47	50,836	1.19	1.25	to	1.65	19.24	to	18.76
12/31/2018	5,106	8.86	to	8.81	45,034	2.34	1.25	to	1.65	(16.75)	to	(17.08)
12/31/2017(1)	6,777	10.64	to	10.63	72,052	-	1.25	to	1.65	-	to	-

TA US Growth Class A Shares
12/31/2021	36,464	41.65	to	40.03	1,479,800	-	1.25	to	1.65	18.71	to	18.24
12/31/2020	44,550	35.08	to	33.86	1,528,936	-	1.25	to	1.65	34.20	to	33.66
12/31/2019	56,871	26.14	to	25.33	1,458,170	-	1.25	to	1.65	37.62	to	37.07
12/31/2018	72,571	19.00	to	18.48	1,356,341	-	1.25	to	1.65	(1.54)	to	(1.94)
12/31/2017	91,310	19.29	to	18.85	1,737,312	-	1.25	to	1.65	27.14	to	26.63

TA WMC US Growth Service Class
12/31/2021	-	23.81	to	23.40	-	-	1.25	to	1.65	18.88	to	18.40
12/31/2020	-	20.03	to	19.76	-	-	1.25	to	1.65	35.24	to	34.70
12/31/2019	-	14.81	to	14.67	-	-	1.25	to	1.65	37.94	to	37.39
12/31/2018	-	10.74	to	10.68	-	-	1.25	to	1.65	(1.28)	to	(1.68)
12/31/2017(1)	-	10.88	to	10.86	-	-	1.25	to	1.65	-	to	-

Virtus AllianzGI Dividend Value Class A Shares
12/31/2021	8,801	20.02	to	18.86	168,472	1.35	1.25	to	1.65	26.94	to	26.43
12/31/2020	9,255	15.77	to	14.92	140,086	1.77	1.25	to	1.65	(3.71)	to	(4.09)
12/31/2019	11,487	16.37	to	15.56	181,546	1.74	1.25	to	1.65	23.11	to	22.62
12/31/2018	13,374	13.30	to	12.69	172,834	1.78	1.25	to	1.65	(11.24)	to	(11.60)
12/31/2017	15,651	14.99	to	14.35	228,605	1.95	1.25	to	1.65	14.26	to	13.81

Virtus AllianzGI Small-Cap Value Class A Shares
12/31/2021	6,810	31.59	to	29.48	279,542	1.07	1.25	to	1.65	22.69	to	22.20
12/31/2020	7,260	25.75	to	24.13	244,241	1.93	1.25	to	1.65	(5.79)	to	(6.17)
12/31/2019	8,023	27.33	to	25.72	289,199	0.44	1.25	to	1.65	22.74	to	22.25
12/31/2018	8,303	22.27	to	21.03	243,636	3.01	1.25	to	1.65	(20.32)	to	(20.64)
12/31/2017	8,651	27.94	to	26.50	318,055	0.46	1.25	to	1.65	8.32	to	7.89

(1)	See Footnote 1
*

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.

51

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2021

5. Financial Highlights (continued)

**

These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

***

These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

52

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2021

6. Administrative and Mortality and Expense Risk Charges

TFLIC deducts an annual charge during the accumulation phase, not to exceed $75, proportionately from the subaccounts’ unit values. An annual charge ranging from 1.25% to 1.65% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for TFLIC’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the subaccount. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

7. Income Tax

Operations of the Separate Account form a part of TFLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TFLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TFLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TFLIC, as long as earnings are credited under the variable annuity contracts.

53

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2021

8. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition in the financial statements.

9. Related Parties

Transamerica Capital, Inc. (TCI), a wholesaling broker-dealer, is an affiliated entity of TFLIC and an indirect wholly owned subsidiary of Aegon N.V. TCI distributes TFLIC’s products through broker-dealers and other financial intermediaries.

The subaccounts invest in the mutual funds listed in Footnote 1. These investments include funds managed by Transamerica Asset Management, Inc. (TAM). Transamerica Fund Services, Inc. (TFS) serves as a transfer agent to TAM, and Aegon USA Asset Management Holding, LLC (AAM) serves as a sub-advisor for certain funds managed by TAM. TAM, TFS and AAM are affiliated entities of TFLIC and indirect wholly owned subsidiaries of Aegon N.V. Funds managed by TAM are identified by their fund name, which includes reference to Aegon, Transamerica or both. The Separate Account pays management fees to the related funds as detailed in the fund prospectus.

No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.

Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.

54